UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace - 0.9%	AeroVironment, Inc. (a)(b)	1,700	$35,530
	Aerosonic Corp. (a)	200	396
	Argon ST, Inc. (a)	1,800	34,146
	Astronics Corp. (a)	1,000	11,000
	Astrotech Corp. (a)	50	21
	Crane Co.	5,400	91,152
	Cubic Corp.	1,700	43,061
	ESCO Technologies, Inc. (a)	2,700	104,490
	EnPro Industries, Inc. (a)	2,200	37,620
	Esterline Technologies Corp. (a)	3,000	60,570
	Garmin Ltd.	12,600	267,246
	GenCorp, Inc. (a)	4,400	9,328
	Hawk Corp. Class A (a)	100	1,155
	Heico Corp. Class A	1,792	36,969
	KVH Industries, Inc. (a)	2,700	13,392
	Kaman Corp. Class A	2,600	32,604
	SAIC, Inc. (a)	19,800	369,666
	SatCon Technology Corp. (a)	5,900	9,735
	Spirit Aerosystems Holdings, Inc. Class A (a)	10,900	108,673
	Teledyne Technologies, Inc. (a)	3,500	93,380
	Trimble Navigation Ltd. (a)	12,334	188,464
	Veeco Instruments, Inc. (a)	3,800	25,346

			1,573,944

Air Transport - 0.8%	AAR Corp. (a)	3,500	43,890
	AMR Corp. (a)(c)	29,900	95,381
	Aircastle Ltd.	5,600	26,040
	AirTran Holdings, Inc. (a)	13,400	60,970
	Alaska Air Group, Inc. (a)	3,700	65,009
	Allegiant Travel Co. (a)(b)	1,600	72,736
	Atlas Air Worldwide Holdings, Inc. (a)	1,500	26,025
	Aviation General, Inc. (a)	1,200	0
	Continental Airlines, Inc. Class B (a)	13,170	116,028
	Delta Air Lines, Inc. (a)	72,725	409,442
	ExpressJet Holdings, Inc. (a)	160	173
	Great Lakes Aviation Ltd. (a)	700	1,085
	Hawaiian Holdings, Inc. (a)	5,102	19,030
	JetBlue Airways Corp. (a)	18,475	67,434
	LMI Aerospace, Inc. (a)	1,500	10,860
	Mesa Air Group, Inc. (a)	2,000	255
	PHI, Inc. (a)	1,900	18,962
	Pinnacle Airlines Corp. (a)	3,100	4,309
	Republic Airways Holdings, Inc. (a)	3,600	23,328
	SkyWest, Inc.	6,000	74,640
	TransDigm Group, Inc. (a)	3,900	128,076

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	UAL Corp.	13,830	$61,958
	US Airways Group, Inc. (a)	11,959	30,256
	Vanguard Airlines, Inc. (a)	200	0

			1,355,887

Apparel - 1.0%	Aéropostale, Inc. (a)	6,825	181,272
	bebe Stores, Inc.	3,150	21,010
	Brown Shoe Co., Inc.	3,100	11,625
	The Buckle, Inc.	2,525	80,623
	Cache, Inc. (a)	2,300	6,624
	Carter’s, Inc. (a)	6,000	112,860
	Cherokee, Inc.	1,400	21,840
	Citi Trends, Inc. (a)	1,600	36,624
	Columbia Sportswear Co. (b)	1,600	47,872
	Crocs, Inc. (a)(b)	8,800	10,472
	Deckers Outdoor Corp. (a)	1,500	79,560
	Destination Maternity Corp. (a)	1,200	7,572
	Dixie Group, Inc. (a)	900	990
	Escalade, Inc.	900	576
	Finlay Enterprises, Inc. (a)	600	36
	Fossil, Inc. (a)	5,017	78,767
	G-III Apparel Group, Ltd. (a)	1,200	6,624
	GSI Commerce, Inc. (a)	3,000	39,300
	Guess?, Inc.	6,200	130,696
	Heelys, Inc.	3,700	6,327
	Iconix Brand Group, Inc. (a)	5,981	52,932
	J. Crew Group, Inc. (a)	5,200	68,536
	Joe’s Jeans, Inc. (a)	2,300	851
	Jos. A. Bank Clothiers, Inc. (a)(b)	1,956	54,396
	K-Swiss, Inc. Class A	3,200	27,328
	Kenneth Cole Productions, Inc. Class A	1,800	11,502
	Lacrosse Footwear, Inc.	500	4,035
	Liz Claiborne, Inc.	10,200	25,194
	Maidenform Brands, Inc. (a)	1,600	14,656
	New York & Co. (a)	2,600	9,230
	Oxford Industries, Inc.	1,600	9,872
	Perry Ellis International, Inc. (a)	1,800	6,228
	Phillips-Van Heusen Corp.	4,700	106,596
	Phoenix Footwear Group, Inc. (a)	1,000	160
	Quiksilver, Inc. (a)	12,500	16,000
	Rocky Brands, Inc. (a)	1,000	3,500
	Skechers U.S.A., Inc. Class A (a)	2,700	18,009
	Stage Stores, Inc.	2,900	29,232
	Steven Madden Ltd. (a)	2,100	39,438
	Superior Uniform Group, Inc.	1,500	10,830
	Tandy Brands Accessories, Inc.	200	322
	Timberland Co. Class A (a)	3,800	45,372
	True Religion Apparel, Inc. (a)	2,500	29,525

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Under Armour, Inc. Class A (a)(b)	3,400	$55,862
	Unifi, Inc. (a)	3,200	2,048
	Volcom, Inc. (a)	2,200	21,340
	The Warnaco Group, Inc. (a)	4,700	112,800
	Weyco Group, Inc.	700	18,144
	Wolverine World Wide, Inc.	5,000	77,900
	Xerium Technologies, Inc. (a)	300	201

			1,753,309

Banks - 4.1%	Abington Bancorp, Inc.	2,400	19,872
	Ameriana Bancorp	200	566
	American Bancorp of New Jersey	1,200	11,340
	American National Bankshares, Inc.	400	6,240
	AmericanWest Bancorp (a)	2,200	2,640
	Ameris Bancorp	1,420	6,688
	Ames National Corp.	700	11,963
	Arrow Financial Corp.	1,070	25,348
	Associated Banc-Corp.	12,159	187,735
	BCSB Bancorp, Inc. (a)	631	5,521
	Bancfirst Corp.	1,000	36,400
	The Bancorp, Inc. (a)	2,500	10,550
	Bancorp of New Jersey, Inc. (a)	1,300	12,480
	BancorpSouth, Inc.	8,000	166,720
	Bank Mutual Corp.	5,900	53,454
	Bank of Granite Corp.	781	1,335
	Bank of Hawaii Corp. (c)	5,000	164,900
	BankAtlantic Bancorp, Inc.	2,420	4,864
	BankFinancial Corp.	2,100	20,937
	Bar Harbor Bankshares	300	6,900
	Beneficial Mutual Bancorp, Inc. (a)	3,700	36,445
	Berkshire Bancorp, Inc.	300	1,203
	Boston Private Financial Holdings, Inc.	6,100	21,411
	Bridge Bancorp, Inc.	1,100	21,956
	Brookline Bancorp, Inc.	6,199	58,890
	Bryn Mawr Bank Corp.	600	10,110
	CFS Bancorp, Inc.	2,100	8,190
	Camden National Corp.	800	18,280
	Cape Bancorp, Inc. (a)	200	1,406
	Capital Bank Corp.	1,100	5,016
	Capital City Bank Group, Inc.	1,325	15,184
	Capitol Bancorp Ltd.	1,820	7,553
	Capitol Federal Financial	2,240	84,694
	Cardinal Financial Corp.	4,200	24,108
	Carrollton Bancorp	210	1,071
	Cascade Bancorp	2,975	4,849
	Center Bancorp, Inc.	2,688	19,407
	Center Financial Corp.	1,800	5,076

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Centerstate Banks of Florida, Inc.	400	$4,404
	Century Bancorp, Inc. Class A	900	12,060
	Chemical Financial Corp.	2,713	56,457
	Citizens & Northern Corp.	612	11,316
	Citizens Banking Corp. (a)	13,485	20,902
	Citizens South Banking Corp.	2,328	12,199
	City Holding Co.	1,800	49,122
	City National Corp.	4,200	141,834
	CityBank (b)	2,050	6,765
	Clifton Savings Bancorp, Inc.	980	9,800
	CoBiz Financial, Inc. (b)	2,150	11,288
	The Colonial BancGroup, Inc. (b)	21,446	19,301
	Colony Bankcorp, Inc.	500	3,195
	Columbia Banking System, Inc.	2,030	12,992
	Comm Bancorp, Inc.	100	3,508
	Commerce Bancshares, Inc.	6,279	227,928
	Community Bancorp (a)	2,100	4,095
	Community Bank System, Inc.	3,400	56,950
	Community Trust Bancorp, Inc.	1,580	42,265
	Corus Bankshares, Inc. (a)(b)	4,800	1,296
	Cullen/Frost Bankers, Inc.	5,740	269,436
	Danvers Bancorp, Inc.	1,900	26,239
	Doral Financial Corp. (a)	677	1,219
	ESSA Bancorp, Inc.	2,400	31,944
	East-West Bancorp, Inc.	7,090	32,401
	Encore Bancshares, Inc. (a)	1,700	15,079
	Enterprise Financial Services Corp.	1,300	12,688
	EuroBancshares, Inc. (a)	1,400	966
	F.N.B. Corp.	9,489	72,781
	FNB United Corp.	300	726
	Farmers Capital Bank Corp.	300	4,701
	Financial Institutions, Inc.	1,900	14,478
	First Bancorp, Inc.	400	6,344
	First Bancorp, North Carolina	1,700	20,349
	First BanCorp., Puerto Rico (b)	8,600	36,636
	First Busey Corp. (b)	2,950	22,892
	First Cash Financial Services, Inc. (a)	3,100	46,252
	First Citizens Banc Corp	1,000	7,140
	First Citizens BancShares, Inc. Class A	590	77,762
	First Commonwealth Financial Corp.	9,100	80,717
	First Community Bancshares, Inc.	1,200	14,004
	First Federal Bancshares of Arkansas, Inc.	1,200	5,640
	First Financial Bancorp	4,710	44,886
	First Financial Bankshares, Inc.	1,866	89,885
	First Financial Service Corp.	358	4,006
	First M&F Corp.	600	3,672
	First Merchants Corp.	2,533	27,331

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	First Midwest Bancorp, Inc.	5,675	$48,748
	First Niagara Financial Group, Inc.	11,989	130,680
	The First of Long Island Corp.	400	8,076
	First Regional Bancorp (a)	600	966
	First Security Group, Inc.	200	674
	First South Bancorp, Inc.	1,000	10,620
	First State Bancorp.	3,300	4,653
	FirstMerit Corp.	7,800	141,960
	Fox Chase Bancorp, Inc. (a)	1,600	15,120
	Frontier Financial Corp. (b)	5,400	5,940
	Fulton Financial Corp.	18,411	122,065
	German American Bancorp, Inc.	661	7,899
	Great Southern Bancorp, Inc.	1,000	14,010
	Greene County Bancshares, Inc.	1,816	15,981
	Guaranty Bancorp (a)	5,300	9,275
	Guaranty Financial Group, Inc. (a)	7,233	7,595
	Hampton Roads Bankshares, Inc.	2,304	17,948
	Hancock Holding Co.	3,000	93,840
	Hanmi Financial Corp.	7,356	9,563
	Harleysville National Corp.	4,468	27,076
	Hawthorn Bancshares, Inc.	250	2,738
	Heartland Financial USA, Inc.	900	12,186
	Heritage Commerce Corp.	1,900	9,975
	Home Bancorp, Inc. (a)	1,000	9,710
	Home Bancshares, Inc.	1,716	34,269
	Home Federal Bancorp, Inc.	700	6,111
	Horizon Financial Corp.	625	1,119
	Independent Bank Corp./MA	1,900	28,025
	Indiana Community Bancorp	1,100	14,300
	Integra Bank Corp.	2,200	4,158
	Internet Capital Group, Inc. (a)	4,175	16,825
	Intervest Bancshares Corp.	2,100	4,515
	Investors Bancorp, Inc. (a)	4,700	39,809
	Irwin Financial Corp. (a)	5,500	10,725
	Jefferson Bancshares, Inc.	1,900	14,611
	Kearny Financial Corp.	2,300	24,104
	Lakeland Bancorp, Inc.	2,500	20,075
	Lakeland Financial Corp.	1,700	32,623
	Legacy Bancorp, Inc./MA	1,700	16,269
	Macatawa Bank Corp.	787	2,912
	MainSource Financial Group, Inc.	2,301	18,500
	Malvern Federal Bancorp, Inc.	1,200	10,740
	Mercantile Bank Corp.	2,070	11,116
	Merchants Bancshares, Inc.	350	6,475
	Metavante Technologies, Inc. (a)	8,500	169,660
	Midwest Banc Holdings, Inc.	1,000	1,010

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NBT Bancorp, Inc.	3,460	$74,874
	Nara Bancorp, Inc.	3,100	9,114
	National Bankshares, Inc.	100	1,887
	National Penn Bancshares, Inc.	8,427	69,944
	NewAlliance Bancshares, Inc.	10,400	122,096
	Newbridge Bancorp	2,004	4,228
	North Valley Bancorp	2,200	9,504
	Northern States Financial Corp.	300	2,235
	Northfield Bancorp, Inc.	900	9,837
	Norwood Financial Corp.	157	3,768
	OceanFirst Financial Corp.	1,700	17,374
	Ohio Valley Banc Corp.	875	18,375
	Old National Bancorp	7,032	78,547
	Old Second Bancorp, Inc. (b)	1,886	11,976
	Oriental Financial Group	3,794	18,515
	PFF Bancorp, Inc. (a)	1,660	25
	Pacific Continental Corp.	1,300	15,132
	Pamrapo Bancorp, Inc.	1,000	7,270
	Park National Corp. (b)	1,230	68,573
	Parkvale Financial Corp.	500	5,490
	Peapack-Gladstone Financial Corp.	763	13,757
	Penns Woods Bancorp, Inc.	800	20,112
	Pennsylvania Commerce Bancorp, Inc. (a)	700	12,880
	Peoples Bancorp, Inc.	1,095	14,213
	Peoples Bancorp of North Carolina, Inc.	363	2,087
	Peoples Financial Corp.	1,000	16,000
	Pinnacle Financial Partners, Inc. (a)	2,480	58,801
	Popular, Inc. (b)	27,139	59,163
	Porter Bancorp, Inc.	985	11,229
	Preferred Bank	1,850	9,694
	Premierwest Bancorp	840	3,377
	PrivateBancorp, Inc.	3,600	52,056
	Prosperity Bancshares, Inc.	5,200	142,220
	Provident Bankshares Corp.	4,556	32,120
	Provident New York Bancorp	4,803	41,066
	Prudential Bancorp, Inc. of Pennsylvania	1,400	16,478
	Pulaski Financial Corp.	1,000	5,000
	Republic Bancorp, Inc. Class A	1,448	27,034
	Republic First Bancorp, Inc. (a)	1,946	13,875
	Rockville Financial, Inc.	1,300	11,830
	Royal Bancshares of Pennsylvania Class A	785	1,649
	S&T Bancorp, Inc.	2,900	61,509
	S1 Corp. (a)	6,000	30,900
	SCBT Financial Corp.	1,200	25,080
	SVB Financial Group (a)	3,475	69,535
	SY Bancorp, Inc.	1,310	31,833

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sandy Spring Bancorp, Inc.	2,050	$22,878
	Savannah Bancorp, Inc.	188	1,318
	Seacoast Banking Corp. of Florida (b)	2,970	8,999
	Shore Bancshares, Inc.	450	7,538
	Sierra Bancorp	200	1,946
	Signature Bank (a)	3,700	104,451
	Simmons First National Corp. Class A	1,500	37,785
	Smithtown Bancorp, Inc.	1,100	12,408
	The South Financial Group, Inc.	8,655	9,521
	Southside Bancshares, Inc.	1,652	31,223
	Southwest Bancorp, Inc.	2,200	20,636
	Southwest Georgia Financial Corp.	132	1,168
	State Bancorp, Inc.	1,425	10,973
	StellarOne Corp.	2,325	27,691
	Sterling Bancorp	2,605	25,790
	Sterling Bancshares, Inc.	9,225	60,332
	Suffolk Bancorp	1,200	31,188
	Summit Financial Group, Inc.	500	3,965
	Sun Bancorp, Inc. (a)	2,009	10,427
	Superior Bancorp (a)	250	1,000
	Susquehanna Bancshares, Inc.	9,700	90,501
	Synovus Financial Corp.	28,000	91,000
	TCF Financial Corp.	12,990	152,762
	TFS Financial Corp.	10,400	126,152
	Teche Holding Co.	200	6,100
	Temecual Valley Bancorp, Inc.	400	180
	Texas Capital Bancshares, Inc. (a)	3,300	37,158
	Tompkins Trustco, Inc.	832	35,776
	Towne Bank	1,900	31,027
	Trico Bancshares	1,600	26,784
	TrustCo Bank Corp. NY	8,260	49,725
	Trustmark Corp.	5,300	97,414
	UCBH Holdings, Inc.	12,850	19,404
	UMB Financial Corp.	3,220	136,818
	Umpqua Holdings Corp. (b)	6,536	59,216
	Union Bankshares Corp.	850	11,773
	United Bancorp, Inc.	336	3,175
	United Bankshares, Inc. (b)	4,600	79,304
	United Community Financial Corp.	1,678	2,030
	United Financial Bancorp, Inc.	1,100	14,399
	United Security Bancshares	202	1,487
	United Western Bancorp, Inc.	1,600	7,808
	Univest Corp. of Pennsylvania	1,300	22,750
	Valley National Bancorp (b)	13,807	170,793
	Vineyard National Bancorp (a)(b)	2,625	467
	Virginia Commerce Bancorp (a)	3,080	11,673

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	WSFS Financial Corp.	900	$20,124
	Washington Trust Bancorp, Inc.	1,200	19,500
	WesBanco, Inc.	2,789	63,673
	West Coast Bancorp	2,200	4,884
	Westamerica Bancorp.	3,100	141,236
	Western Alliance Bancorp (a)	1,700	7,752
	Whitney Holding Corp.	7,625	87,306
	Wilmington Trust Corp.	7,000	67,830
	Wilshire Bancorp, Inc.	2,500	12,900
	Wintrust Financial Corp.	2,950	36,285
	Yardkin Valley Financial Corp.	1,200	8,940

			7,514,007

Business Machines - 1.0%	3Com Corp. (a)	38,790	119,861
	3D Systems Corp. (a)	2,200	14,498
	ActivIdentity Corp. (a)	3,700	7,585
	Adaptec, Inc. (a)	13,400	32,160
	American Railcar Industries, Inc.	1,800	13,734
	American Software Class A	4,300	22,661
	Analogic Corp.	1,400	44,828
	Arbitron, Inc.	2,800	42,028
	Avocent Corp. (a)	4,800	58,272
	Black Box Corp.	1,800	42,498
	Borland Software Corp. (a)	5,300	2,438
	California First National Bancorp	600	4,500
	Charles & Colvard Ltd. (a)	1,750	612
	Communication Intelligence Corp. (a)	700	53
	Concurrent Computer Corp. (a)	390	1,412
	Convera Corp. (a)	9,200	1,702
	Cray, Inc. (a)	3,675	12,863
	Diebold, Inc.	6,600	140,910
	Digi International, Inc. (a)	2,500	19,175
	Digital Lightwave, Inc. (a)	3,600	324
	Emageon, Inc. (a)	4,100	7,462
	Fair Isaac Corp.	4,851	68,254
	Flow International Corp. (a)	4,500	7,290
	Hanger Orthopedic Group, Inc. (a)	2,600	34,450
	Hypercom Corp. (a)	3,100	2,976
	Immersion Corp. (a)	4,800	14,064
	Integrated Device Technology, Inc. (a)	17,270	78,579
	iRobot Corp. (a)	1,700	12,920
	LTX-Credence Corp. (a)	10,535	2,950
	Lantronix, Inc. (a)	2,100	966
	MIPS Technologies, Inc. (a)	4,700	13,771
	Micros Systems, Inc. (a)	8,500	159,375
	Network Engines, Inc. (a)	7,500	3,900
	Omnicell, Inc. (a)	3,800	29,716

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PAR Technology Corp. (a)	1,000	$5,140
	Palm, Inc. (a)(b)	12,426	107,112
	Premiere Global Services, Inc. (a)	5,885	51,906
	Rackable Systems, Inc. (a)	3,600	14,616
	Rimage Corp. (a)	1,600	21,360
	ScanSource, Inc. (a)	2,800	52,024
	Sigma Designs, Inc. (a)	2,900	36,076
	Soapstone Networks, Inc. (a)	3,315	11,868
	SumTotal Systems, Inc. (a)	445	752
	Sybase, Inc. (a)	8,055	243,986
	Tech Data Corp. (a)	5,200	113,256
	Transact Technologies, Inc. (a)	1,140	2,953
	VeriFone Holdings, Inc. (a)	6,800	46,240
	White Electronic Designs Corp. (a)	3,100	12,431

			1,738,507

Business Services - 10.8%	3PAR, Inc. (a)	2,200	14,454
	4Kids Entertainment, Inc. (a)	1,000	1,100
	ABM Industries, Inc. (c)	4,800	78,720
	ACI Worldwide, Inc. (a)	3,400	63,750
	AMICAS, Inc. (a)	3,400	6,902
	AMN Healthcare Services, Inc. (a)	4,420	22,542
	Aastrom Biosciences, Inc. (a)	14,600	5,484
	Accenture Ltd. Class A	62,000	1,704,380
	Actuate Corp. (a)	3,700	11,322
	Adept Technology, Inc. (a)	40	156
	Administaff, Inc.	2,400	50,712
	Advent Software, Inc. (a)(b)	2,200	73,282
	The Advisory Board Co. (a)	1,900	31,502
	Affymetrix, Inc. (a)	10,160	33,223
	Alliance Data Systems Corp. (a)	6,600	243,870
	The Allied Defense Group, Inc. (a)	1,000	3,940
	Allied Healthcare International, Inc. (a)	3,100	3,937
	Alnylam Pharmaceuticals, Inc. (a)	3,700	70,448
	Ambassadors International, Inc. (a)	1,800	702
	American Dental Partners, Inc. (a)	100	662
	American Ecology Corp.	2,060	28,716
	American Independence Corp. (a)	48	170
	American Public Education, Inc. (a)	1,500	63,090
	American Reprographics Co. (a)	2,700	9,558
	American Superconductor Corp. (a)(b)	4,200	72,702
	Analysts International Corp. (a)	200	90
	Ansys, Inc. (a)	9,206	231,070
	Arbinet-Thexchange, Inc.	4,700	7,473
	ArcSight, Inc. (a)	900	11,493
	Ariba, Inc. (a)	9,054	79,041
	Art Technology Group, Inc. (a)	11,171	28,486
	athenahealth, Inc. (a)	2,300	55,453

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Authentidate Holding Corp. (a)	2,000	$800
	BSQUARE Corp. (a)	1,150	1,955
	Bankrate, Inc. (a)(b)	1,800	44,910
	Baran Group Ltd. (a)	102	816
	Barrett Business Services, Inc.	800	7,696
	Blackbaud, Inc.	4,748	55,124
	Blackboard, Inc. (a)	3,000	95,220
	Blue Coat Systems, Inc. (a)	4,140	49,721
	Bottomline Technologies, Inc. (a)	1,300	8,554
	Bowne & Co., Inc.	2,934	9,418
	The Brink’s Co.	4,200	111,132
	Brink’s Home Security Holdings, Inc. (a)	4,400	99,440
	Brocade Communications Systems, Inc. (a)	41,257	142,336
	Brookdale Senior Living, Inc.	4,200	21,210
	CACI International, Inc. Class A (a)	3,300	120,417
	CBIZ, Inc. (a)	6,545	45,618
	CDI Corp.	1,400	13,608
	COMSYS IT Partners, Inc. (a)	1,400	3,094
	CRA International, Inc. (a)	1,400	26,432
	CSG Systems International, Inc. (a)	4,165	59,476
	Callidus Software, Inc. (a)	1,900	5,510
	Callwave, Inc. (a)	46	40
	Capella Education Co. (a)	1,700	90,100
	Career Education Corp. (a)	9,268	222,061
	Casella Waste Systems, Inc. (a)	4,600	7,866
	Cass Information Systems, Inc.	500	16,215
	Catapult Communications Corp. (a)	1,000	6,970
	Cbeyond Communications, Inc. (a)	3,200	60,256
	Cell Genesys, Inc. (a)	5,750	1,667
	Cerner Corp. (a)(b)	6,500	285,805
	Chemed Corp.	2,500	97,250
	Chindex International, Inc. (a)	1,450	7,206
	Chordiant Software, Inc. (a)	3,020	9,150
	Ciber, Inc. (a)	3,800	10,374
	Cicero, Inc. (a)	1	0
	Clean Harbors, Inc. (a)	2,100	100,800
	Clear Channel Outdoor Holdings, Inc. Class A (a)	5,900	21,653
	CoStar Group, Inc. (a)	2,400	72,600
	Cogent Communications Group, Inc. (a)	5,700	41,040
	Cogent, Inc. (a)	4,200	49,980
	Collectors Universe, Inc.	1,870	7,274
	ComScore, Inc. (a)	2,100	25,389
	CommVault Systems, Inc. (a)	3,600	39,492
	Computer Programs & Systems, Inc.	1,400	46,578
	Concur Technologies, Inc. (a)	5,300	101,707
	Constant Contact, Inc. (a)	2,000	27,980
	Copart, Inc. (a)	6,350	188,341

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Corinthian Colleges, Inc. (a)	8,435	$164,061
	Cornell Cos., Inc. (a)	1,700	27,829
	Corporate Executive Board Co.	3,500	50,750
	Courier Corp.	537	8,146
	Credit Acceptance Corp. (a)	281	6,039
	Cross Country Healthcare, Inc. (a)	3,600	23,580
	CuraGen Corp. (a)	8,400	7,644
	CyberSource Corp. (a)	7,350	108,854
	DG FastChannel, Inc. (a)	2,038	38,253
	DST Systems, Inc. (a)	4,100	141,942
	Delrek, Inc. (a)	1,800	7,794
	Deltathree, Inc. Class A (a)	100	12
	Deluxe Corp.	4,300	41,409
	DemandTec, Inc. (a)	2,500	21,875
	DeVry, Inc.	6,200	298,716
	Dice Holdings, Inc. (a)	3,100	8,618
	Digimarc Corp. (a)	1,700	16,524
	Digital River, Inc. (a)	3,900	116,298
	DivX, Inc. (a)	4,500	22,635
	Dollar Financial Corp. (a)	2,600	24,752
	Dot Hill Systems Corp. (a)	4,100	2,419
	Double-Take Software, Inc. (a)	2,700	18,252
	Dyax Corp. (a)	8,000	20,080
	ENGlobal Corp. (a)	700	3,178
	EPIQ Systems, Inc. (a)	3,300	59,499
	EVCI Career Colleges Holding Corp. (a)	1	0
	EarthLink, Inc. (a)	11,400	74,898
	Ebix, Inc. (a)	1,000	24,850
	Echelon Corp. (a)	3,800	30,742
	Eclipsys Corp. (a)	5,700	57,798
	Ediets.Com, Inc. (a)(b)	600	756
	Egain Communications Corp. (a)	20	9
	Electro Rent Corp.	1,000	9,640
	eLoyalty Corp. (a)	40	184
	EnergySolutions, Inc.	8,400	72,660
	Ennis, Inc.	2,300	20,378
	Entrust, Inc. (a)	4,200	6,342
	Epicor Software Corp. (a)	5,700	21,717
	eResearch Technology, Inc. (a)	4,575	24,065
	Euronet Worldwide, Inc. (a)	4,845	63,276
	Evolve Software, Inc. (a)	2	0
	Evolving Systems, Inc. (a)	3,200	4,160
	Exelixis, Inc. (a)	10,900	50,140
	ExlService Holdings, Inc. (a)	2,300	19,826
	Exponent, Inc. (a)	1,700	43,061
	F5 Networks, Inc. (a)	8,200	171,790
	FTI Consulting, Inc. (a)	5,150	254,822

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Factset Research Systems, Inc. (b)	4,450	$222,456
	FalconStor Software, Inc. (a)	5,800	13,862
	First Advantage Corp. Class A (a)	1,300	17,914
	Five Star Quality Care, Inc. (a)	308	320
	Forrester Research, Inc. (a)	1,500	30,840
	Franklin Covey Co. (a)	3,300	14,487
	Fuel Tech, Inc. (a)(b)	2,000	20,920
	G&K Services, Inc. Class A	1,800	34,038
	GP Strategies Corp. (a)	3,400	12,104
	GSE Systems, Inc. (a)	1,203	7,158
	GTSI Corp. (a)	1,700	6,562
	Gaiam, Inc. (a)	2,460	8,069
	Genpact Ltd. (a)	5,800	51,388
	Gentiva Health Services, Inc. (a)	3,200	48,640
	The Geo Group, Inc. (a)	5,700	75,525
	Gevity HR, Inc.	2,700	10,665
	Gliatech, Inc. (a)	100	0
	Global Cash Access, Inc. (a)	4,400	16,808
	Global Payments, Inc.	8,020	267,948
	Grand Canyon Education, Inc. (a)	1,300	22,438
	Guidance Software, Inc. (a)	3,000	12,240
	Gulfport Energy Corp. (a)	3,900	9,048
	HLTH Corp. (a)	9,692	100,312
	The Hackett Group, Inc. (a)	4,200	8,484
	Hansen Natural Corp. (a)	7,500	270,000
	Harris Interactive, Inc. (a)	3,900	975
	Harris Stratex Networks, Inc. Class A (a)	3,300	12,705
	Harte-Hanks, Inc.	4,300	23,005
	Heidrick & Struggles International, Inc.	1,900	33,706
	Hewitt Associates, Inc. Class A (a)	9,020	268,435
	Hudson Highland Group, Inc. (a)	1,800	1,998
	Huron Consulting Group, Inc. (a)	2,200	93,346
	i2 Technologies, Inc. (a)	2,600	20,540
	I-many, Inc. (a)	2,800	700
	ICF International, Inc. (a)	1,100	25,267
	ICT Group, Inc. (a)	800	4,456
	ICx Technologies, Inc. (a)	200	810
	IHS, Inc. Class A (a)	4,800	197,664
	ITT Educational Services, Inc. (a)	3,910	474,752
	Idenix Pharmaceuticals, Inc. (a)	3,600	11,088
	iGate Corp.	5,200	16,848
	Imergent, Inc.	1,800	8,100
	Infinity Pharmaceuticals, Inc. (a)	1,000	8,220
	InFocus Corp. (a)	3,900	2,336
	infoGROUP, Inc.	3,200	13,312
	Informatica Corp. (a)	9,300	123,318
	InfoSpace, Inc.	3,640	18,928

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Innerworkings, Inc. (a)	4,400	$18,788
	Innovative Solutions & Support, Inc.	1,593	6,738
	Insteel Industries, Inc.	1,700	11,832
	Insure.com, Inc. (a)	366	575
	InsWeb Corp. (a)	83	185
	Integral Systems, Inc. (a)	2,280	19,608
	Interactive Data Corp.	3,600	89,496
	Interactive Intelligence, Inc. (a)	2,100	19,026
	Intermec, Inc. (a)	5,000	52,000
	Internap Network Services Corp. (a)	5,310	14,284
	Intersections, Inc. (a)	1,000	5,330
	Intevac, Inc. (a)	2,400	12,504
	inVentiv Health, Inc. (a)	4,180	34,109
	Ipass, Inc. (a)	5,900	5,900
	JDA Software Group, Inc. (a)	3,300	38,115
	Jack Henry & Associates, Inc.	8,600	140,352
	K12, Inc. (a)	1,900	26,410
	Kelly Services, Inc. Class A	3,400	27,370
	Kenexa Corp. (a)	2,000	10,780
	Keryx Biopharmaceuticals, Inc. (a)	1,500	206
	Keynote Systems, Inc. (a)	2,400	19,032
	Kforce, Inc. (a)	3,970	27,909
	Kinder Morgan Management LLC (a)	7,916	322,656
	Knology, Inc. (a)	3,300	13,596
	Korn/Ferry International (a)	4,600	41,676
	Kratos Defense & Security Solutions, Inc. (a)	4,400	3,432
	L-1 Identity Solutions, Inc. (a)	6,751	34,498
	LECG Corp. (a)	3,900	9,906
	Lamar Advertising Co. Class A (a)(b)	7,107	69,293
	Lawson Software, Inc. (a)	13,400	56,950
	Layne Christensen Co. (a)	2,000	32,140
	Learning Tree International, Inc. (a)	1,800	15,246
	Lender Processing Services, Inc.	9,600	293,856
	Lincoln Educational Services Corp. (a)	900	16,488
	Lionbridge Technologies, Inc. (a)	2,700	2,646
	LivePerson, Inc. (a)	5,600	12,712
	Livewire Mobile, Inc. (a)	2,800	336
	Local.com Corp. (a)	500	1,190
	LoJack Corp. (a)	3,000	13,590
	LookSmart, Ltd. (a)	1,342	1,369
	Luminex Corp. (a)	5,100	92,412
	MAXIMUS, Inc.	2,000	79,720
	MIVA, Inc. (a)	4,400	1,056
	MPS Group, Inc. (a)	7,400	44,030
	MSC.Software Corp. (a)	3,100	17,484
	MWI Veterinary Supply, Inc. (a)	1,400	39,872
	Macquarie Infrastructure Co. LLC	4,900	6,762

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Macrovision Solutions Corp. (a)	8,199	$145,860
	Magma Design Automation, Inc. (a)	4,440	3,330
	Management Network Group, Inc. (a)	3,900	1,209
	Manhattan Associates, Inc. (a)	3,200	55,424
	Manpower, Inc.	8,016	252,744
	Mantech International Corp. Class A (a)	2,095	87,781
	Marchex, Inc. Class B	3,200	11,008
	MarketAxess Holdings, Inc. (a)	1,600	12,224
	Marlin Business Services, Inc. (a)	2,800	10,976
	Mastech Holdings, Inc. (a)	346	702
	Maxygen, Inc. (a)	4,300	29,240
	Mechanical Technology, Inc. (a)	512	471
	Mentor Graphics Corp. (a)	7,200	31,968
	Merge Healthcare, Inc. (a)	3,500	4,725
	Michael Baker Corp. (a)	800	20,800
	MicroStrategy, Inc. Class A (a)	1,190	40,686
	Microvision, Inc. (a)	7,600	9,804
	Mindspeed Technologies, Inc. (a)	1,193	1,479
	Monotype Imaging Holdings, Inc. (a)	1,100	4,114
	Morningstar, Inc. (a)(b)	1,800	61,470
	NCI, Inc. Class A (a)	900	23,400
	NCR Corp. (a)	16,174	128,583
	NIC, Inc.	3,200	16,640
	NMT Medical, Inc. (a)	1,900	1,520
	NVE Corp. (a)	800	23,048
	National Instruments Corp.	5,800	108,170
	Natural Health Trends Corp. (a)	240	77
	Nautilus, Inc. (a)	2,400	1,512
	Navigant Consulting, Inc. (a)	5,200	67,964
	NaviSite, Inc. (a)	313	125
	NetFlix, Inc. (a)(b)	4,720	202,582
	NetScout Systems, Inc. (a)	2,700	19,332
	NetSol Technologies, Inc. (a)	20	7
	NetSuite, Inc. (a)	1,100	12,386
	NeuStar, Inc. Class A (a)	8,100	135,675
	New Frontier Media, Inc. (a)	5,400	8,910
	New Motion, Inc. (a)	2,231	2,700
	Nighthawk Radiology Holdings, Inc. (a)	2,700	7,290
	Nobel Learning Communities, Inc. (a)	100	1,174
	Nutri/System, Inc. (b)	2,300	32,821
	ORBCOMM, Inc. (a)(b)	1,800	2,646
	Odyssey Marine Exploration, Inc. (a)	3,200	10,848
	Omniture, Inc. (a)	7,576	99,927
	On Assignment, Inc. (a)	2,500	6,775
	On2 Technologies, Inc. (a)(b)	16,300	4,890
	Online Resources Corp. (a)	1,900	7,999
	Onvia, Inc. (a)	60	229

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	OpenTV Corp. (a)	13,000	$19,630
	Openwave Systems, Inc. (a)	6,061	5,879
	Opnet Technologies, Inc. (a)	1,200	10,404
	Orbital Sciences Corp. (a)	5,500	65,395
	Orchid Cellmark, Inc. (a)	1,745	1,082
	Overland Storage, Inc. (a)	800	240
	PC Mall, Inc. (a)	2,100	9,534
	PC-Tel, Inc.	2,300	9,890
	PDI, Inc. (a)	1,000	3,040
	PHH Corp. (a)	5,000	70,250
	PLATO Learning, Inc. (a)	4,591	8,172
	PRG-Schultz International, Inc. (a)	4,070	11,559
	PROS Holdings, Inc. (a)	700	3,255
	Pacific Ethanol, Inc. (a)	2,900	957
	Parametric Technology Corp. (a)	11,500	114,770
	Pegasystems, Inc.	900	16,713
	Perficient, Inc. (a)	3,400	18,360
	Perot Systems Corp. Class A (a)	9,100	117,208
	Pfsweb, Inc. (a)	25	25
	Phase Forward, Inc. (a)	4,500	57,555
	Phoenix Technologies Ltd. (a)	3,200	5,184
	Polycom, Inc. (a)	8,629	132,800
	Pomeroy IT Solutions, Inc. (a)	2,300	8,602
	Poniard Pharmaceuticals, Inc. (a)	933	1,997
	Pre-Paid Legal Services, Inc. (a)	930	26,998
	Priceline.com, Inc. (a)	4,133	325,598
	Primus Guaranty Ltd. (a)	3,200	5,024
	The Princeton Review, Inc. (a)	1,600	6,960
	Progress Software Corp. (a)	3,700	64,232
	Protection One, Inc. (a)	1,175	3,748
	The Providence Service Corp. (a)	1,600	11,008
	QAD, Inc.	1,700	4,301
	Quality Systems, Inc. (b)	2,100	95,025
	Quest Software, Inc. (a)	7,300	92,564
	Quixote Corp.	1,000	3,470
	RPC, Inc.	3,375	22,376
	Rackspace Hosting, Inc. (a)	6,400	47,936
	Radiant Systems, Inc. (a)	2,500	11,025
	RealNetworks, Inc. (a)	9,400	21,902
	Red Hat, Inc. (a)	20,000	356,800
	Renaissance Learning, Inc.	1,700	15,249
	Resources Connection, Inc. (a)	4,700	70,876
	RightNow Technologies, Inc. (a)	2,600	19,682
	Riverbed Technology, Inc. (a)	5,900	77,172
	Rural/Metro Corp. (a)	4,100	3,526
	SAVVIS, Inc. (a)	4,033	24,964

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	SPAR Group, Inc. (a)	1,400	$658
	SPSS, Inc. (a)	2,209	62,802
	SRA International, Inc. Class A (a)	4,300	63,210
	SYKES Enterprises, Inc. (a)	3,500	58,205
	SYNNEX Corp. (a)	2,000	39,340
	Saba Software, Inc. (a)	1,229	2,077
	Salon Media Group, Inc. (a)	30	12
	Sapient Corp. (a)	9,600	42,912
	Scientific Learning Corp. (a)	100	181
	SeaChange International, Inc. (a)	3,000	17,160
	Selectica, Inc. (a)	11,400	4,674
	Senomyx, Inc. (a)	2,200	3,498
	Sequenom, Inc. (a)	5,466	77,727
	Sirius XM Radio, Inc. (a)	377,650	132,178
	Sirona Dental Systems, Inc. (a)	1,800	25,776
	Smith Micro Software, Inc. (a)	3,000	15,690
	Solera Holdings, Inc. (a)	6,900	170,982
	Sonic Foundry, Inc. (a)	6,500	4,550
	SonicWALL, Inc. (a)	5,700	25,422
	Sourcefire, Inc. (a)	1,800	13,104
	Sourceforge, Inc. (a)	3,600	2,988
	Spartech Corp.	3,300	8,118
	Spherion Corp. (a)	3,600	7,488
	Standard Parking Corp. (a)	500	8,200
	The Standard Register Co.	1,800	8,244
	Stanley, Inc. (a)	1,900	48,241
	Startek, Inc. (a)	800	2,480
	Stratasys, Inc. (a)	2,440	20,179
	Strategic Diagnostics, Inc. (a)	5,000	5,350
	Strayer Education, Inc.	1,500	269,805
	SuccessFactors, Inc. (a)	2,900	22,127
	SupportSoft, Inc. (a)	3,000	5,760
	Switch and Data Facilities Co., Inc. (a)	3,100	27,187
	Sycamore Networks, Inc. (a)	20,300	54,201
	Symyx Technologies, Inc. (a)	2,400	10,680
	Synchronoss Technologies, Inc. (a)	2,400	29,424
	Synopsys, Inc. (a)	14,505	300,689
	Syntel, Inc.	2,400	49,392
	Sypris Solutions, Inc.	1,300	1,287
	TIBCO Software, Inc. (a)	20,300	119,161
	TNS, Inc. (a)	2,700	22,086
	TRC Cos., Inc. (a)	800	1,920
	Taleo Corp. Class A (a)	2,600	30,732
	Technology Solutions Co. (a)	15	34
	TechTarget, Inc. (a)	1,100	2,640
	TechTeam Global, Inc. (a)	2,300	11,224

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	TeleCommunication Systems, Inc. Class A (a)	3,700	$33,929
	TeleTech Holdings, Inc. (a)	4,000	43,560
	Tetra Tech, Inc. (a)	6,225	126,866
	Tetra Technologies, Inc. (a)	7,550	24,538
	TheStreet.com, Inc.	2,600	5,122
	Thomas Group, Inc. (a)	2,000	1,640
	Tier Technologies, Inc. Class B (a)	200	926
	TradeStation Group, Inc. (a)	4,200	27,720
	Trident Microsystems, Inc. (a)	6,700	9,782
	TrueBlue, Inc. (a)	3,400	28,050
	URS Corp. (a)	8,393	339,161
	Ultimate Software Group, Inc. (a)	3,100	53,506
	Unigene Laboratories, Inc. (a)	10,700	6,313
	Unisys Corp. (a)	34,600	18,338
	United Online, Inc.	8,574	38,240
	Universal Electronics, Inc. (a)	1,700	30,770
	Universal Technical Institute, Inc. (a)	2,655	31,860
	VASCO Data Security International, Inc. (a)	3,300	19,041
	VMware, Inc. (a)(b)	4,400	103,928
	VSE Corp.	700	18,690
	ValueClick, Inc. (a)	9,155	77,909
	Veraz Networks, Inc. (a)	3,300	1,716
	Verenium Corp. (a)(b)	5,300	1,537
	Viad Corp.	2,050	28,946
	Vignette Corp. (a)	3,630	24,248
	Virtusa Corp. (a)	2,700	16,740
	VistaPrint Ltd. (a)	4,200	115,458
	Vital Images, Inc. (a)	2,300	25,921
	Volt Information Sciences, Inc. (a)	1,600	10,640
	Waste Connections, Inc. (a)	8,025	206,243
	Watson Wyatt Worldwide, Inc.	4,440	219,203
	Wave Systems Corp. Class A (a)	666	366
	Web.Com Group, Inc. (a)	3,523	11,696
	WebMD Health Corp. Class A (a)	1,300	28,990
	WebMediaBrands, Inc. (a)	1,900	760
	Websense, Inc. (a)	4,700	56,400
	Weight Watchers International, Inc.	3,750	69,563
	Wilhelmina International, Inc. (a)	200	28
	Wind River Systems, Inc. (a)	7,600	48,640
	WorldGate Communications, Inc. (a)	200	58
	Zix Corp. (a)	6,200	6,386

			19,564,589

Chemicals - 2.2%	AEP Industries, Inc. (a)	1,000	15,270
	AMCOL International Corp.	2,100	31,164
	Aceto Corp.	2,525	15,049
	Airgas, Inc. (c)	7,100	240,051
	Albemarle Corp.	9,300	202,461

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Anika Therapeutics, Inc. (a)	1,400	$6,398
	Arch Chemicals, Inc.	2,500	47,400
	Ashland, Inc.	6,700	69,211
	Balchem Corp.	1,900	47,747
	Bio-Rad Laboratories, Inc. Class A (a)	1,900	125,210
	Brady Corp.	5,000	88,150
	Cabot Corp.	4,400	46,244
	Calgon Carbon Corp. (a)	5,700	80,769
	Celanese Corp. Series A	15,400	205,898
	Chemtura Corp.	24,400	1,159
	Cytec Industries, Inc.	4,800	72,096
	Entegris, Inc. (a)	12,136	10,437
	Ferro Corp.	4,500	6,435
	GenTek, Inc. (a)	1,500	26,235
	Georgia Gulf Corp.	6,400	4,544
	H.B. Fuller Co.	5,000	65,000
	Hawkins, Inc.	300	4,629
	Huntsman Corp.	17,400	54,462
	Innophos Holdings, Inc.	1,200	13,536
	KMG Chemicals, Inc.	1,750	8,855
	Koppers Holdings, Inc.	2,200	31,944
	Kronos Worldwide, Inc.	482	3,707
	LSB Industries, Inc. (a)	2,600	25,714
	Landec Corp. (a)	3,800	21,166
	Lubrizol Corp.	6,915	235,179
	Mace Security International, Inc. (a)	450	329
	Matrixx Initiatives, Inc. (a)	1,500	24,600
	The Mosaic Co.	16,000	671,680
	Nalco Holding Co.	14,800	193,436
	NewMarket Corp.	1,220	54,046
	OM Group, Inc. (a)	3,600	69,552
	Olin Corp.	6,992	99,776
	Omnova Solutions, Inc. (a)	2,400	4,176
	OxiGene, Inc. (a)	2,000	1,360
	Penford Corp.	2,100	7,623
	PolyOne Corp. (a)	9,100	21,021
	Polypore International, Inc. (a)	2,000	8,040
	Quaker Chemical Corp.	1,800	14,292
	RPM International, Inc.	13,200	168,036
	Rentech, Inc. (a)(b)	26,700	14,685
	Repligen Corp. (a)	3,100	14,849
	Rockwood Holdings, Inc. (a)	4,700	37,318
	Rogers Corp. (a)	1,900	35,872
	Rollins, Inc.	5,050	86,608
	SRS Labs Inc. (a)	2,800	13,776
	Schawk, Inc.	2,100	12,684
	Schulman A, Inc.	3,100	42,005

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sensient Technologies Corp.	4,800	$112,800
	Solutia, Inc. (a)	8,900	16,643
	Stepan Co.	600	16,380
	TOR Minerals International, Inc. (a)	1,300	364
	Terra Nitrogen Co. LP (b)	800	114,400
	Tredegar Corp.	2,000	32,660
	Trex Co., Inc. (a)(b)	1,800	13,734
	Valspar Corp.	9,500	189,715
	W.R. Grace & Co. (a)	5,200	32,864
	WD-40 Co.	1,900	45,866
	Westlake Chemical Corp. (b)	2,100	30,723
	Zep, Inc.	1,400	14,322
	Zoltek Cos., Inc. (a)(b)	2,900	19,749

			4,042,104

Construction - 2.1%	Aecom Technology Corp. (a)	7,700	200,816
	American Defense Systems, Inc. (a)	13,400	6,432
	American Woodmark Corp.	1,000	17,560
	Ameron International Corp.	1,000	52,660
	Apogee Enterprises, Inc.	3,100	34,038
	Argan, Inc. (a)	100	1,326
	Armstrong World Industries, Inc.	1,800	19,818
	Beacon Roofing Supply, Inc. (a)	4,800	64,272
	Beazer Homes USA, Inc. (a)	9,664	9,760
	BlueLinx Holdings, Inc. (a)	2,000	5,220
	Brookfield Homes Corp. (b)	1,876	6,472
	Bucyrus International, Inc.	7,700	116,886
	Builders FirstSource, Inc. (a)(b)	1,900	3,838
	Building Material Holding Corp. (a)	2,180	545
	Cavco Industries, Inc. (a)	710	16,756
	Ceradyne, Inc. (a)	2,775	50,311
	Comstock Homebuilding Cos., Inc. Class A (a)	3,800	950
	Dycom Industries, Inc. (a)	3,033	17,561
	EMCOR Group, Inc. (a)	6,900	118,473
	Eagle Materials, Inc.	5,020	121,735
	Granite Construction, Inc.	3,250	121,810
	Great Lakes Dredge & Dock Corp.	6,000	18,060
	Hill International, Inc. (a)	3,200	9,728
	Hovnanian Enterprises, Inc. Class A (a)	6,300	9,828
	Insituform Technologies, Inc. Class A (a)	3,900	60,996
	Interline Brands, Inc. (a)	2,200	18,546
	KBR, Inc.	16,500	227,865
	L.S. Starrett Co. Class A	700	4,375
	LSI Industries, Inc.	2,950	15,252
	M/I Homes, Inc.	2,000	13,980
	MDC Holdings, Inc.	3,716	115,716
	Martin Marietta Materials, Inc. (b)	4,100	325,130

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Mastec, Inc. (a)	5,100	$61,659
	Meritage Homes Corp. (a)	3,000	34,260
	NCI Building Systems, Inc. (a)	2,200	4,884
	NVR, Inc. (a)	502	214,731
	Orion Marine Group, Inc. (a)	1,400	18,340
	Owens Corning, Inc. (a)	8,500	76,840
	PGT, Inc. (a)	625	869
	Palm Harbor Homes, Inc. (a)	2,300	5,129
	Patriot Transportation Holding, Inc. (a)	100	6,232
	Performance Technologies, Inc. (a)	500	1,295
	Perini Corp. (a)	3,200	39,360
	Quanex Building Products Corp.	2,750	20,900
	Quanta Services, Inc. (a)	19,835	425,461
	Quest Resource Corp. (a)	4,000	1,252
	Ryland Group, Inc.	4,500	74,970
	SBA Communications Corp. Class A (a)	12,500	291,250
	Simpson Manufacturing Co., Inc.	3,300	59,466
	Skyline Corp.	1,000	19,010
	Standard-Pacific Corp. (a)	15,300	13,464
	Sterling Construction Co., Inc. (a)	800	14,272
	Texas Industries, Inc. (b)	2,800	70,000
	Toll Brothers, Inc. (a)	13,200	239,712
	UMH Properties, Inc.	500	2,700
	U.S. Concrete, Inc. (a)	5,600	11,200
	USG Corp. (a)	7,200	54,792
	WESCO International, Inc. (a)	4,500	81,540
	Walter Industries, Inc.	5,800	132,646
	Westell Technologies, Inc. Class A (a)	5,300	1,484

			3,784,433

Consumer - Durables - 0.4%	American Technology Corp. (a)	1,700	1,258
	Avis Budget Group, Inc. (a)	10,940	9,955
	Bassett Furniture Industries, Inc.	800	1,552
	Champion Enterprises, Inc. (a)	8,300	3,984
	Compx International, Inc.	1,600	9,088
	Conn’s, Inc. (a)	800	11,232
	Design Within Reach, Inc. (a)	1,000	540
	Emerson Radio Corp. (a)	1,700	850
	Ethan Allen Interiors, Inc.	3,500	39,410
	Flexsteel Industries, Inc.	200	1,032
	Furniture Brands International, Inc.	4,400	6,468
	Griffon Corp. (a)	5,628	42,210
	Haverty Furniture Cos., Inc.	2,000	21,060
	Helen of Troy Ltd. (a)	2,800	38,500
	Hertz Global Holdings, Inc. (a)	13,200	51,876
	Hooker Furniture Corp.	1,700	14,348
	Interface, Inc. Class A	4,700	14,053

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kimball International, Inc. Class B	2,800	$18,368
	Koss Corp.	200	2,468
	La-Z-Boy, Inc.	5,600	7,000
	Lifetime Brands, Inc.	2,500	3,325
	Mac-Gray Corp. (a)	500	2,615
	Mohawk Industries, Inc. (a)	5,664	169,184
	National Presto Industries, Inc.	400	24,404
	RSC Holdings, Inc. (a)(b)	4,900	25,774
	Rockford Corp. (a)	1,700	731
	Sealy Corp. (a)	6,100	9,089
	Select Comfort Corp. (a)	5,250	3,780
	Stanley Furniture Co., Inc.	2,400	18,048
	Sturm Ruger & Co., Inc. (a)	1,400	17,262
	Tempur-Pedic International, Inc.	8,400	61,320
	Toro Co.	3,790	91,642
	United Rentals, Inc. (a)	5,660	23,829
	Virco Manufacturing Corp.	642	1,849

			748,104

Containers - 0.5%	Crown Holdings, Inc. (a)	17,100	388,683
	Graphic Packaging Holding Co. (a)	8,800	7,656
	Greif, Inc.	3,300	109,857
	Mobile Mini, Inc. (a)	3,400	39,168
	Silgan Holdings, Inc.	2,900	152,366
	Sonoco Products Co.	10,200	213,996
	Temple-Inland, Inc.	7,500	40,275
	Textainer Group Holdings Ltd.	1,900	12,825
	Trimas Corp. (a)	3,600	6,300

			971,126

Diversified Financial Services - 0.0%	Alliance Financial Corp.	100	1,794
	Bank of Marin Bancorp	500	10,755
	Benjamin Franklin Bancorp, Inc.	700	6,230
	Chicopee Bancorp, Inc. (a)	600	7,140
	Hammond Industries, Inc. (a)	6,800	37
	MidwestOne Financial Group, Inc.	900	8,253
	Virtus Investment Partners, Inc. (a)	435	2,832

			37,041

Domestic Oil - 3.8%	Abraxas Petroleum Corp. (a)	7,700	7,931
	Alon USA Energy, Inc. (b)	1,500	20,550
	American Oil & Gas, Inc. (a)	7,400	5,698
	Approach Resources, Inc. (a)	1,200	7,440
	Arena Resources, Inc. (a)	4,000	101,920
	Atlas America, Inc.	2,999	26,241
	Atlas Energy Resources LLC	3,400	35,870
	Atlas Pipeline Holdings LP	1,100	1,584
	BPZ Resources, Inc. (a)(b)	7,400	27,380
	Basic Energy Services, Inc. (a)	1,900	12,293
	Bill Barrett Corp. (a)	3,600	80,064

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Bolt Technology Corp. (a)	1,300	$9,243
	BreitBurn Energy Partners LP	4,400	28,732
	CNX Gas Corp. (a)	2,800	66,388
	Callon Petroleum Co. (a)	1,100	1,199
	Cano Petroleum, Inc. (a)	10,900	4,687
	Carrizo Oil & Gas, Inc. (a)	3,400	30,192
	Clayton Williams Energy, Inc. (a)	1,100	32,164
	Clean Energy Fuels Corp. (a)	3,200	19,488
	Comstock Resources, Inc. (a)	4,600	137,080
	Concho Resources, Inc. (a)	6,200	158,658
	Continental Resources, Inc. (a)	3,100	65,751
	Crosstex Energy LP	4,300	8,170
	Delta Petroleum Corp. (a)(b)	6,435	7,722
	Dorchester Minerals LP	2,100	34,293
	Dresser-Rand Group, Inc. (a)	8,200	181,220
	Duncan Energy Partners LP	700	10,479
	EV Energy Partner LP	1,900	27,550
	EXCO Resources, Inc. (a)	17,400	174,000
	Edge Petroleum Corp. (a)	5,600	1,088
	Enbridge Energy Management LLC (a)	1,751	50,726
	Enbridge Energy Partners LP (b)	7,400	221,482
	Encore Acquisition Co. (a)	5,100	118,677
	Encore Energy Partners LP	2,700	38,502
	Endeavour International Corp. (a)	20,500	17,835
	Energy Partners Ltd. (a)	3,826	344
	Energy Transfer Equity LP	20,800	439,504
	FX Energy, Inc. (a)	5,900	16,402
	Frontier Oil Corp.	10,800	138,132
	GMX Resources Inc. (a)	2,000	13,000
	Gasco Energy, Inc. (a)	5,700	2,223
	Geokinetics, Inc. (a)	1,500	4,905
	GeoResources, Inc. (a)	1,200	8,064
	Global Industries Ltd. (a)	11,730	45,043
	Gulf Island Fabrication, Inc.	1,630	13,056
	Gulfmark Offshore, Inc. (a)	2,200	52,492
	Harvest Natural Resources, Inc. (a)	4,000	13,560
	Helix Energy Solutions Group, Inc. (a)	7,984	41,038
	Hercules Offshore, Inc. (a)	9,500	15,010
	Hiland Holdings GP LP	1,800	4,248
	Hiland Partners LP	600	4,746
	Holly Corp.	4,900	103,880
	Inergy Holdings LP	1,200	36,540
	Key Energy Services, Inc. (a)	12,700	36,576
	Legacy Reserves LP	1,000	9,140
	Linn Energy LLC	11,500	171,350
	Magellan Midstream Partners LP	7,100	208,527
	Mariner Energy, Inc. (a)	9,099	70,517

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	MarkWest Energy Partners LP	6,082	$70,490
	Matrix Service Co. (a)	3,000	24,660
	McMoRan Exploration Co. (a)	6,800	31,960
	Meridian Resource Corp. (a)	5,100	1,071
	Newfield Exploration Co. (a)	13,198	299,595
	Northern Oil And Gas, Inc. (a)	2,200	7,920
	Nustar Energy LP	4,600	212,106
	OYO Geospace Corp. (a)	700	9,142
	Panhandle Oil & Gas, Inc.	800	13,696
	Patterson-UTI Energy, Inc.	15,910	142,554
	PetroHawk Energy Corp. (a)	28,701	551,920
	Petroquest Energy, Inc. (a)	4,600	11,040
	Pioneer Southwest Energy Partners LP	700	11,025
	Plains Exploration & Production Co. (a)	11,019	189,857
	Pride International, Inc. (a)	17,000	305,660
	Quicksilver Resources, Inc. (a)	12,060	66,812
	Ram Energy Resources, Inc. (a)	7,700	5,621
	Rosetta Resources, Inc. (a)	5,400	26,730
	St. Mary Land & Exploration Co.	6,600	87,318
	Stone Energy Corp. (a)	3,609	12,018
	Suburban Propane Partners LP	3,500	127,960
	Sunoco Logistics Partners LP	1,800	92,826
	Superior Energy Services, Inc. (a)	7,926	102,166
	Superior Well Services, Inc. (a)	2,100	10,773
	Syntroleum Corp. (a)	9,000	13,140
	TEPPCO Partners LP	8,400	190,260
	Teekay Corp.	4,400	62,612
	Teekay Offshore Partners LP	1,400	16,002
	Transmontaigne Partners LP	1,500	25,155
	Tri-Valley Corp. (a)	4,300	4,902
	Ultra Petroleum Corp. (a)	16,300	585,007
	Union Drilling, Inc. (a)	2,700	10,260
	Vaalco Energy, Inc. (a)	6,500	34,385
	W&T Offshore, Inc.	2,700	16,605
	Warren Resources, Inc. (a)	6,300	6,048
	Western Gas Partners LP	2,100	31,248
	Western Refining, Inc.	3,500	41,790
	Whiting Petroleum Corp. (a)	5,500	142,175
	Williams Pipeline Partners LP	1,800	29,628
	Zion Oil & Gas, Inc. (a)	700	8,260

			6,852,991

Drugs & Medicine - 9.2%	AMAG Pharmaceuticals, Inc. (a)	2,000	73,540
	AMERIGROUP Corp. (a)	5,700	156,978
	ARCA Biopharma, Inc. (a)	511	2,565
	ARYx Therapeutics, Inc. (a)	2,900	9,860
	ATS Medical, Inc. (a)	5,400	13,500

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	AVI BioPharma, Inc. (a)	6,900	$4,554
	Abaxis, Inc. (a)	2,800	48,272
	Abiomed, Inc. (a)	3,200	15,680
	The Abraxis Bioscience, Inc. (a)	613	29,228
	Acadia Pharmaceuticals, Inc. (a)	4,500	4,275
	Accelrys, Inc. (a)	2,900	11,542
	Accuray, Inc. (a)	4,800	24,144
	Acorda Therapeutics, Inc. (a)	4,000	79,240
	Acura Pharmaceuticals, Inc. (a)	3,200	20,544
	Adolor Corp. (a)	7,200	14,688
	AdvanSource Biomaterials Corp. (a)	1,476	251
	Affymax, Inc. (a)	1,300	20,943
	Air Methods Corp. (a)	1,600	27,056
	Air Transport Services Group, Inc. (a)	2,200	1,694
	Albany Molecular Research, Inc. (a)	2,000	18,860
	Alexion Pharmaceuticals, Inc. (a)	8,200	308,812
	Alexza Pharmaceuticals, Inc. (a)	3,600	7,956
	Align Technology, Inc. (a)	5,000	39,650
	Alkermes, Inc. (a)	10,300	124,939
	Allegro Biodiesel Corp. (a)	2	0
	Alliance Healthcare Services, Inc. (a)	3,300	22,440
	Allos Therapeutics, Inc. (a)	6,800	42,024
	Almost Family, Inc. (a)	1,000	19,090
	Altus Pharmaceuticals, Inc. (a)	500	110
	Amedisys, Inc. (a)(b)	2,967	81,563
	America Service Group, Inc. (a)	1,200	15,600
	American Medical Systems Holdings, Inc. (a)	7,600	84,740
	Amicus Therapeutics, Inc. (a)	1,700	15,521
	Amsurg Corp. (a)	3,300	52,305
	Amylin Pharmaceuticals, Inc. (a)	14,700	172,725
	Anadys Pharmaceuticals, Inc. (a)	2,900	19,691
	Anesiva, Inc. (a)	400	116
	AngioDynamics, Inc. (a)	2,590	29,111
	Animal Health International, Inc. (a)	3,100	3,875
	Antigenics, Inc. (a)	9,300	4,557
	Arcadia Resources, Inc. (a)	1,900	836
	Ardea Biosciences, Inc. (a)	1,900	19,551
	Arena Pharmaceuticals, Inc. (a)	8,240	24,802
	Ariad Pharmaceuticals, Inc. (a)	8,800	10,472
	Arqule, Inc. (a)	5,530	22,894
	Array Biopharma, Inc. (a)	5,000	13,200
	Aspect Medical Systems, Inc. (a)	1,100	4,609
	AspenBio Pharma, Inc. (a)	1,500	2,505
	Assisted Living Concepts, Inc. (a)	4,960	67,258
	Auxilium Pharmaceuticals, Inc. (a)	4,300	119,196
	Avanir Pharmaceuticals, Inc. (a)	7,050	3,595
	Avigen, Inc. (a)	1,000	1,220

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Beckman Coulter, Inc.	6,300	$321,363
	Bio-Reference Labs, Inc. (a)	1,600	33,456
	BioCryst Pharmaceuticals, Inc. (a)	1,700	3,723
	Biodel, Inc. (a)	600	3,126
	BioForm Medical, Inc. (a)	1,000	1,220
	Biolase Technology, Inc. (a)	2,400	2,148
	BioMarin Pharmaceuticals, Inc. (a)	10,700	132,145
	BioMimetic Therapeutics, Inc. (a)	500	3,550
	Biopure Corp. Class A (a)	3,363	773
	Bioscript, Inc. (a)	2,596	6,074
	BioSphere Medical, Inc. (a)	900	1,800
	Bovie Medical Corp. (a)	100	655
	CONMED Corp. (a)	3,050	43,951
	CPEX Pharmaceuticals, Inc. (a)	90	658
	CV Therapeutics, Inc. (a)	5,800	115,304
	Cadence Pharmaceuticals, Inc. (a)	1,100	10,318
	Calypte Biomedical Corp. (a)	16,300	163
	Cambrex Corp. (a)	3,100	7,068
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,200	4,224
	Cardiac Science Corp. (a)	3,210	9,662
	Cardica, Inc. (a)	2,700	7,857
	Cardiodynamics International Corp. (a)	414	393
	CardioNet, Inc. (a)	2,500	70,150
	Catalyst Health Solutions, Inc. (a)	3,800	75,316
	Celera Corp. (a)	8,300	63,329
	Cell Therapeutics, Inc. (a)	395	150
	Celldex Therapeutics, Inc. (a)	1,766	11,496
	Centene Corp. (a)	4,500	81,090
	Cerus Corp. (a)	1,400	952
	Charles River Laboratories International, Inc. (a)	6,992	190,252
	Chelsea Therapeutics International, Inc. (a)	100	153
	Clarient, Inc. (a)	8,600	19,350
	Clinical Data, Inc. (a)	687	7,420
	Columbia Laboratories, Inc. (a)	7,400	10,656
	Community Health Systems, Inc. (a)	9,500	145,730
	Conceptus, Inc. (a)	2,900	34,075
	The Cooper Cos., Inc.	4,843	128,049
	Corvel Corp. (a)	1,200	24,264
	Cougar Biotechnology, Inc. (a)	1,900	61,180
	Covance, Inc. (a)	6,500	231,595
	CryoLife, Inc. (a)	2,700	13,986
	Cubist Pharmaceuticals, Inc. (a)	6,200	101,432
	Curis, Inc. (a)	3,300	4,554
	Cutera, Inc. (a)	900	5,751
	Cyberonics, Inc. (a)	3,000	39,810
	Cynosure, Inc. Class A (a)	2,200	13,398
	Cypress Bioscience, Inc. (a)	4,200	29,862

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cytokinetics, Inc. (a)	4,100	6,970
	Cytori Therapeutics, Inc. (a)	2,300	3,956
	CytRx Corp. (a)	10,200	$3,570
	Daxor Corp.	700	10,780
	Dendreon Corp. (a)(b)	9,930	41,706
	Depomed, Inc. (a)	7,300	17,228
	DexCom, Inc. (a)	3,900	16,146
	Dialysis Corp. of America (a)	1,300	6,643
	Discovery Laboratories, Inc. (a)	10,600	12,932
	Durect Corp. (a)	7,200	16,056
	Dusa Pharmaceuticals, Inc. (a)	1,300	1,664
	Dynacq Healthcare, Inc. (a)	4	14
	Dynavax Technologies Corp. (a)	4,700	2,961
	EPIX Pharmaceuticals, Inc. (a)	7,566	4,350
	Edwards Lifesciences Corp. (a)	5,700	345,591
	Electro-Optical Sciences, Inc. (a)	1,800	7,830
	Emergency Medical Services Corp. (a)	1,000	31,390
	Emergent Biosolutions, Inc. (a)	1,800	24,318
	Emeritus Corp. (a)	2,100	13,776
	Emisphere Technologies, Inc. (a)	4,800	3,240
	Endo Pharmaceuticals Holdings, Inc. (a)	11,200	198,016
	Endologix, Inc. (a)	6,200	13,020
	Entremed, Inc. (a)	4,300	1,892
	Enzo Biochem, Inc. (a)	3,973	15,971
	Enzon Pharmaceuticals, Inc. (a)(b)	5,500	33,385
	EpiCept Corp. (a)(b)	673	404
	Escalon Medical Corp. (a)	725	1,385
	ev3, Inc. (a)	7,183	50,999
	Exact Sciences Corp. (a)	1,600	2,016
	Exactech, Inc. (a)	700	8,043
	FGX International Holdings Ltd. (a)	2,200	25,564
	Facet Biotech Corp. (a)	2,480	23,560
	Fonar Corp. (a)	692	567
	GTx, Inc. (a)(b)	2,400	25,392
	Gen-Probe, Inc. (a)	5,500	250,690
	GenVec, Inc. (a)	900	396
	Genaera Corp. (a)	566	136
	Genomic Health, Inc. (a)	2,100	51,198
	Genoptix, Inc. (a)	1,200	32,736
	Genta, Inc. (a)	1,300	18
	Geron Corp. (a)	9,000	40,230
	Greatbatch, Inc. (a)	2,800	54,180
	HMS Holdings Corp. (a)	2,600	85,540
	Haemonetics Corp. (a)	2,800	154,224
	Halozyme Therapeutics, Inc. (a)	7,300	39,858
	Hansen Medical, Inc. (a)	2,100	8,442
	Health Grades, Inc. (a)	5,100	10,404

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Health Management Associates, Inc. Class A (a)	23,880	$61,610
	Health Net, Inc. (a)	10,580	153,198
	Healthcare Services Group, Inc.	3,277	49,057
	HealthSouth Corp. (a)	9,200	81,696
	HealthSpring, Inc. (a)	4,900	41,013
	HealthTronics, Inc. (a)	1,900	2,584
	Healthways, Inc. (a)	3,600	31,572
	Helicos BioSciences Corp. (a)	500	305
	Hemispherx Biopharma, Inc. (a)	1,300	793
	Henry Schein, Inc. (a)	9,100	364,091
	Herbalife Ltd.	6,800	101,864
	Hi-Tech Pharmacal Co., Inc. (a)	1,075	6,128
	Hill-Rom Holdings, Inc.	6,645	65,719
	Hollis-Eden Pharmaceuticals, Inc. (a)	2,300	1,104
	Hologic, Inc. (a)	25,536	334,266
	Hooper Holmes, Inc. (a)	4,600	2,070
	Human Genome Sciences, Inc. (a)	14,200	11,786
	Hydron Technologies, Inc. (a)	2,900	36
	I-Flow Corp. (a)	2,700	9,855
	ICU Medical, Inc. (a)	1,600	51,392
	II-VI, Inc. (a)	2,600	44,668
	IPC The Hospitalist Co., Inc. (a)	1,200	22,836
	Idera Pharmaceuticals, Inc. (a)	800	5,176
	Idexx Laboratories, Inc. (a)(b)	6,100	210,938
	Immucor, Inc. (a)	7,137	179,496
	ImmunoGen, Inc. (a)	3,900	27,690
	Immunomedics, Inc. (a)	8,300	7,968
	Incyte Corp. (a)	11,200	26,208
	Insmed, Inc. (a)	13,300	13,300
	Inspire Pharmaceuticals, Inc. (a)	6,400	25,984
	Insulet Corp. (a)	2,300	9,430
	Integra LifeSciences Holdings Corp. (a)	2,300	56,879
	Inter Allscripts - Misys Healthcare Solutions, Inc.	7,045	72,493
	InterMune, Inc. (a)(b)	3,800	62,472
	Invacare Corp.	3,500	56,105
	Inverness Medical Innovations, Inc. (a)(b)	8,275	220,363
	Isis Pharmaceuticals, Inc. (a)	9,500	142,595
	Ista Pharmaceuticals, Inc. (a)	5,300	9,328
	Javelin Pharmaceuticals, Inc. (a)	6,200	8,928
	Jazz Pharmaceuticals, Inc. (a)	700	623
	K-V Pharmaceutical Co. Class A (a)	4,100	6,765
	Kendle International, Inc. (a)	1,800	37,728
	Kensey Nash Corp. (a)	1,400	29,778
	Kindred Healthcare, Inc. (a)	3,190	47,691
	Kinetic Concepts, Inc. (a)	5,615	118,589
	LCA-Vision, Inc.	4,650	13,532

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	LHC Group, Inc. (a)	1,800	$40,104
	La Jolla Pharmaceutical Co. (a)	5,540	994
	Lakeland Industries, Inc. (a)	1,210	6,546
	Landauer, Inc.	1,000	50,680
	Langer, Inc. (a)	300	105
	Lectec Corp. (a)	800	3,800
	Lexicon Genetics, Inc. (a)	3,000	3,270
	LifePoint Hospitals, Inc. (a)	5,645	117,755
	Ligand Pharmaceuticals, Inc. Class B (a)	10,594	31,570
	Lincare Holdings, Inc. (a)	7,600	165,680
	MAKO Surgical Corp. (a)	700	5,383
	MAP Pharmaceuticals, Inc. (a)	300	630
	MEDTOX Scientific, Inc. (a)	1,600	10,848
	Magellan Health Services, Inc. (a)	4,079	148,639
	Mannatech, Inc. (b)	3,100	10,323
	MannKind Corp. (a)(b)	7,800	27,144
	Martek Biosciences Corp.	3,700	67,525
	Masimo Corp. (a)	4,800	139,104
	Medarex, Inc. (a)	13,300	68,229
	MedAssets, Inc. (a)	3,100	44,175
	MedCath Corp. (a)	1,700	12,359
	Medical Action Industries, Inc. (a)	1,600	13,264
	Medicines Co. (a)	5,470	59,295
	Medicis Pharmaceutical Corp. Class A	5,700	70,509
	Medifast, Inc. (a)	2,100	8,715
	Medis Technologies Ltd. (a)(b)	2,830	1,245
	Medivation, Inc. (a)	3,000	54,810
	Mednax, Inc. (a)	4,900	144,403
	Meridian Bioscience, Inc.	4,225	76,557
	Merit Medical Systems, Inc. (a)	2,868	35,018
	Metabolix, Inc. (a)	2,500	17,050
	Metropolitan Health Networks, Inc. (a)	300	441
	Micromet, Inc. (a)	2,433	7,688
	Micrus Endovascular Corp. (a)	2,100	12,537
	MiddleBrook Pharmaceuticals, Inc. (a)	8,000	10,880
	Mine Safety Appliances Co.	2,900	58,058
	Molecular Insight Pharmaceuticals, Inc. (a)	400	1,424
	Molina Healthcare, Inc. (a)	1,800	34,236
	Momenta Pharmaceuticals, Inc. (a)	2,700	29,727
	Monogram Biosciences, Inc. (a)	2,743	6,967
	Myriad Genetics, Inc. (a)	9,800	445,606
	NBTY, Inc. (a)	5,700	80,256
	NPS Pharmaceuticals, Inc. (a)	6,340	26,628
	Nabi Biopharmaceuticals (a)	3,500	12,950
	Nanosphere, Inc. (a)	200	994
	National Dentex Corp. (a)	150	584
	National Healthcare Corp.	600	24,090

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Natus Medical, Inc. (a)	3,000	$25,530
	Nektar Therapeutics (a)	9,700	52,283
	Neurocrine Biosciences, Inc. (a)	5,345	18,975
	Neurogen Corp. (a)	2,600	572
	Neurometrix, Inc. (a)(b)	1,700	2,618
	Nile Therapeutics, Inc. (a)	4,900	2,401
	Northfield Laboratories, Inc. (a)	3,000	1,373
	Nova Biosource Fuels, Inc. (a)	13,700	959
	Novavax, Inc. (a)	6,500	6,630
	Noven Pharmaceuticals, Inc. (a)	3,000	28,440
	NuVasive, Inc. (a)	3,800	119,244
	Nutraceutical International Corp. (a)	1,400	9,380
	NxStage Medical, Inc. (a)	5,300	13,674
	OSI Pharmaceuticals, Inc. (a)	6,067	232,123
	Obagi Medical Products, Inc. (a)	2,700	14,526
	Odyssey HealthCare, Inc. (a)	3,850	37,345
	Omnicare, Inc.	10,400	254,696
	Onyx Pharmaceuticals, Inc. (a)	5,900	168,445
	Opko Health, Inc. (a)	8,100	7,938
	Optimer Pharmaceuticals, Inc. (a)(b)	3,700	48,803
	OraSure Technologies, Inc. (a)	4,775	12,081
	Ore Pharmaceuticals, Inc. (a)	380	137
	Orexigen Therapeutics, Inc. (a)	1,200	3,132
	Orthofix International NV (a)	2,300	42,596
	Orthologic Corp. (a)	4,100	2,255
	Orthovita, Inc. (a)	5,920	15,866
	Oscient Pharmaceuticals Corp. (a)	550	66
	Osiris Therapeutics, Inc. (a)(b)	1,900	26,220
	Osteotech, Inc. (a)	3,300	11,517
	Owens & Minor, Inc.	4,300	142,459
	PDL BioPharma, Inc.	12,600	89,208
	PSS World Medical, Inc. (a)	6,800	97,580
	Pain Therapeutics, Inc. (a)	4,500	18,900
	Panacos Pharmaceuticals, Inc. (a)	11,006	330
	Par Pharmaceutical Cos., Inc. (a)	4,300	40,721
	Parexel International Corp. (a)	6,900	67,137
	Penwest Pharmaceuticals Co. (a)	4,600	7,544
	Peregrine Pharmaceuticals, Inc. (a)(b)	20,800	7,696
	Perrigo Co.	8,700	216,021
	PetMed Express, Inc. (a)	2,900	47,792
	Pharmaceutical Product Development, Inc.	10,600	251,432
	Pharmacyclics, Inc. (a)	2,290	2,840
	Pharmasset, Inc. (a)	2,100	20,601
	PharMerica Corp. (a)	3,423	56,959
	Power Medical Interventions, Inc. (a)	2,900	1,334
	Pozen, Inc. (a)	3,300	20,196
	Prestige Brands Holdings, Inc. (a)	2,500	12,950

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Progenics Pharmaceuticals, Inc. (a)	3,200	$21,088
	Psychemedics Corp.	125	708
	Psychiatric Solutions, Inc. (a)	5,232	82,299
	Questcor Pharmaceuticals, Inc. (a)	6,900	33,948
	Quidel Corp. (a)	2,300	21,206
	RTI Biologics, Inc. (a)	2,900	8,265
	RXi Pharmaceuticals Corp. (a)	507	2,581
	RadNet, Inc. (a)	6,500	8,060
	Regeneron Pharmaceuticals, Inc. (a)	6,800	94,248
	RehabCare Group, Inc. (a)	2,100	36,624
	Relìv International, Inc.	1,600	5,584
	Repros Therapeutics, Inc. (a)	1,300	7,722
	Res-Care, Inc. (a)	1,900	27,664
	ResMed, Inc. (a)	7,700	272,118
	Retractable Technologies, Inc. (a)	1,300	884
	Rexahn Pharmaceuticals, Inc. (a)	5,000	3,500
	Rigel Pharmaceuticals, Inc. (a)	3,865	23,731
	Rochester Medical Corp. (a)	1,700	18,734
	Rockwell Medical Technologies, Inc. (a)	3,200	13,600
	SIGA Technologies, Inc. (a)	3,000	15,210
	Salix Pharmaceuticals Ltd. (a)	5,703	54,179
	Sangamo Biosciences, Inc. (a)(b)	4,100	17,343
	Santarus, Inc. (a)	2,700	4,347
	Savient Pharmaceuticals, Inc. (a)	7,384	36,551
	Sciclone Pharmaceuticals, Inc. (a)	5,700	6,954
	Seattle Genetics, Inc. (a)	6,700	66,062
	Sepracor, Inc. (a)	11,055	162,066
	Skilled Healthcare Group, Inc. Class A (a)	2,700	22,167
	Somaxon Pharmaceuticals, Inc. (a)	3,000	1,020
	Sonic Innovations, Inc. (a)	3,500	3,745
	SonoSite, Inc. (a)	2,200	39,336
	Sparta Surgical Corp. (a)	1,900	0
	Spectranetic Corp. (a)	3,800	9,614
	Spectrum Pharmaceuticals, Inc. (a)	3,416	5,978
	Staar Surgical Co. (a)	2,400	2,400
	Star Scientific, Inc. (a)	9,500	40,660
	StemCells, Inc. (a)	13,200	22,044
	Stereotaxis, Inc. (a)	2,600	10,374
	Steris Corp.	6,000	139,680
	Sucampo Pharmaceuticals, Inc. Class A (a)	900	5,517
	Sun Healthcare Group, Inc. (a)	4,100	34,604
	Sunrise Senior Living, Inc. (a)	4,800	3,264
	SuperGen, Inc. (a)	3,130	5,665
	SurModics, Inc. (a)	1,500	27,375
	Symmetry Medical, Inc. (a)	2,200	13,882
	Synovis Life Technologies, Inc. (a)	1,300	17,992

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Synta Pharmaceuticals Corp. (a)	2,100	$4,494
	SyntheMed, Inc. (a)	8,500	2,550
	Synvista Therapeutics, Inc. (a)	50	5
	Targeted Genetics Corp. (a)	850	349
	Techne Corp.	3,900	213,369
	Telik, Inc. (a)	8,430	3,625
	Theragenics Corp. (a)	1,900	2,318
	Theravance, Inc. (a)	5,500	93,500
	Thoratec Corp. (a)	5,500	141,295
	Threshold Pharmaceuticals, Inc. (a)	1,217	1,472
	Tomotherapy, Inc. (a)	5,000	13,250
	TorreyPines Therapeutics, Inc. (a)	375	64
	Trans1, Inc. (a)	400	2,436
	Transcept Pharmaceuticals, Inc. (a)	800	2,328
	Transgenomic, Inc. (a)	900	306
	Trimeris, Inc.	2,900	5,075
	Triple-S Management Corp. (a)	1,100	13,552
	Trubion Pharmaceuticals, Inc. (a)	400	584
	US Physical Therapy, Inc. (a)	1,600	15,488
	USANA Health Sciences, Inc. (a)	1,100	24,596
	Uluru, Inc. (a)	400	72
	United Therapeutics Corp. (a)	2,300	152,007
	Universal Display Corp. (a)	3,200	29,344
	Universal Health Services, Inc. Class B	4,900	187,866
	Urologix, Inc. (a)	1,700	648
	Utah Medical Products, Inc.	800	18,400
	VCA Antech, Inc. (a)	8,640	194,832
	VNUS Medical Technologies, Inc. (a)	1,860	39,562
	Valeant Pharmaceuticals International (a)	7,000	124,530
	Vanda Pharmaceuticals, Inc. (a)	3,000	2,700
	Vascular Solutions, Inc. (a)	1,500	9,180
	Vermillion, Inc. (a)	170	51
	Vertex Pharmaceuticals, Inc. (a)	16,362	470,080
	Via Pharmaceuticals, Inc. (a)	9	2
	Vical, Inc. (a)	1,000	1,920
	Vion Pharmaceuticals, Inc. (a)	330	182
	ViroPharma, Inc. (a)	7,400	38,850
	Virtual Radiologic Corp. (a)	1,600	11,184
	Vivus, Inc. (a)	7,300	31,536
	Volcano Corp. (a)	4,300	62,565
	Warner Chilcott Ltd. (a)	8,500	89,420
	West Pharmaceutical Services, Inc.	3,400	111,554
	Wright Medical Group, Inc. (a)	4,000	52,120
	XOMA Ltd. (a)	14,200	7,526
	XTENT, Inc. (a)	900	1,125
	Xenoport, Inc. (a)	2,900	56,144

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Zila, Inc. (a)	385	$73
	Zoll Medical Corp. (a)	2,210	31,736
	ZymoGenetics, Inc. (a)	5,900	23,541

			16,703,416

Electronics - 7.1%	8x8, Inc. (a)(b)	7,300	4,233
	A.O. Smith Corp.	2,200	55,396
	APAC Customer Services, Inc. (a)	3,100	10,540
	ATMI, Inc. (a)	3,400	52,462
	AVX Corp.	5,300	48,124
	AXT, Inc. (a)	1,200	1,020
	AZZ, Inc. (a)	1,300	34,307
	Actel Corp. (a)	2,900	29,348
	Acuity Brands, Inc.	4,300	96,922
	Acxiom Corp.	5,400	39,960
	Advanced Analogic Technologies, Inc. (a)	4,900	17,640
	Advanced Battery Technologies, Inc. (a)	5,000	10,700
	Advanced Energy Industries, Inc. (a)	3,500	26,355
	Agilysys, Inc.	3,300	14,190
	Airvana, Inc. (a)	2,000	11,700
	Alliance Fiber Optic Products, Inc. (a)	1,400	966
	Alliant Techsystems, Inc. (a)(c)	3,262	218,489
	Altair Nanotechnologies, Inc. (a)(b)	8,500	9,010
	Altra Holdings, Inc. (a)	3,600	13,968
	American Physicians Capital, Inc.	1,150	47,058
	American Science & Engineering, Inc.	1,000	55,800
	Amkor Technology, Inc. (a)	11,110	29,775
	Amtech Systems, Inc. (a)	100	323
	Anadigics, Inc. (a)	6,700	13,869
	Anaren, Inc. (a)	1,700	18,598
	Anixter International, Inc. (a)	3,200	101,376
	Applied Micro Circuits Corp. (a)	7,075	34,384
	Arris Group, Inc. (a)	12,698	93,584
	Arrow Electronics, Inc. (a)	12,000	228,720
	Ascent Solar Technologies, Inc. (a)	1,300	5,278
	Asyst Technologies, Inc. (a)	4,300	1,204
	Atheros Communications, Inc. (a)	6,700	98,222
	Atmel Corp. (a)	42,800	155,364
	Audiovox Corp. Class A (a)	2,200	7,546
	AuthenTec, Inc. (a)	3,100	4,588
	Avanex Corp. (a)	826	1,445
	Avid Technology, Inc. (a)	3,356	30,674
	Avnet, Inc. (a)	14,964	262,019
	Aware, Inc. (a)	900	1,890
	Axcelis Technologies, Inc. (a)	7,500	2,850
	Axsys Technologies, Inc. (a)	1,100	46,244
	Badger Meter, Inc.	1,800	52,002
	Bel Fuse, Inc.	600	8,064

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Belden, Inc.	4,500	$56,295
	Bell Microproducts, Inc. (a)	2,135	1,003
	Benchmark Electronics, Inc. (a)	6,784	75,981
	BigBand Networks, Inc. (a)	4,400	28,820
	Bookham, Inc. (a)	15,300	6,579
	Brooks Automation, Inc. (a)	6,782	31,265
	Bruker BioSciences Corp. (a)	5,100	31,416
	C&D Technologies, Inc. (a)(b)	2,800	5,180
	CTS Corp.	4,000	14,440
	Cabot Microelectronics Corp. (a)	2,600	62,478
	Cadence Design Systems, Inc. (a)	27,700	116,340
	CalAmp Corp. (a)	1,300	715
	California Micro Devices CP (a)	4,000	9,720
	Caliper Life Sciences, Inc. (a)	2,385	2,361
	Candela Corp. (a)	2,800	1,176
	Cardtronics, Inc. (a)	600	1,062
	Cavium Networks, Inc. (a)	4,600	53,084
	Cepheid, Inc. (a)	6,500	44,850
	Ceva, Inc. (a)	2,103	15,310
	Champion Industries, Inc.	700	1,120
	Checkpoint Systems, Inc. (a)	4,200	37,674
	Cirrus Logic, Inc. (a)	8,300	31,208
	Coherent, Inc. (a)	2,300	39,675
	Cohu, Inc.	1,300	9,360
	CommScope, Inc. (a)	6,716	76,294
	Comtech Telecommunications Corp. (a)	2,600	64,402
	Conexant Systems, Inc. (a)	5,254	3,415
	Cox Radio, Inc. Class A (a)	2,000	8,200
	Cree, Inc. (a)(b)	8,000	188,240
	Cymer, Inc. (a)	3,605	80,247
	Cypress Semiconductor Corp. (a)	15,500	104,935
	DDi Corp. (a)	3,627	11,171
	DSP Group, Inc. (a)	3,900	16,848
	DTS, Inc. (a)	2,200	52,932
	Daktronics, Inc.	3,900	25,545
	Data Domain, Inc. (a)(b)	3,900	49,023
	Dataram Corp. (a)	100	126
	Daystar Technologies, Inc. (a)	3,700	4,070
	DealerTrack Holdings, Inc. (a)	4,200	55,020
	Diodes, Inc. (a)	3,350	35,544
	Dionex Corp. (a)	1,900	89,775
	Dolby Laboratories, Inc. Class A (a)	5,700	194,427
	Ducommun, Inc.	1,600	23,264
	Dynamics Research Corp. (a)	1,400	10,136
	EDCI Holdings, Inc. (a)	470	1,969
	EF Johnson Technologies, Inc. (a)	3,700	2,775
	EMS Technologies, Inc. (a)	2,000	34,920

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Electro Scientific Industries, Inc. (a)	3,400	$20,128
	Electroglas, Inc. (a)	1,700	85
	Electronics for Imaging, Inc. (a)	5,600	54,880
	eMagin Corp. (a)	20	13
	Emcore Corp. (a)(b)	8,400	6,300
	Emulex Corp. (a)	8,700	43,761
	EndWare Corp. (a)	1,000	1,960
	Ener1, Inc. (a)(b)	4,000	20,680
	Energizer Holdings, Inc. (a)	5,800	288,202
	Energy Conversion Devices, Inc. (a)(b)	5,000	66,350
	EnerSys (a)	4,400	53,328
	Entorian Technologies, Inc. (a)	9,200	2,116
	Entropic Communications, Inc. (a)	2,000	1,480
	Exar Corp. (a)	5,300	33,072
	Exide Technologies (a)	6,887	20,661
	FEI Co. (a)	3,900	60,177
	FSI International, Inc. (a)	5,300	1,712
	Fairchild Semiconductor International, Inc. (a)	12,600	46,998
	Faro Technologies, Inc. (a)	2,200	29,568
	First Solar, Inc. (a)(b)	4,900	650,230
	Flotek Industries, Inc. (a)	2,400	3,768
	Formfactor, Inc. (a)	5,100	91,902
	FuelCell Energy, Inc. (a)(b)	7,200	17,280
	GTC Biotherapeutics, Inc. (a)	9,000	3,280
	General Cable Corp. (a)	5,700	112,974
	Genesis Energy LP	2,700	27,621
	Glu Mobile, Inc. (a)	4,200	2,142
	Harmonic, Inc. (a)	10,000	65,000
	Harvard Bioscience, Inc. (a)	1,520	4,530
	Hearst-Argyle Television, Inc.	2,600	10,816
	Herley Industries, Inc. (a)	975	11,661
	Hifn, Inc. (a)	447	1,770
	Hittite Microwave Corp. (a)	2,000	62,400
	Hoku Scientific, Inc. (a)(b)	2,900	7,424
	Houston Wire & Cable Co.	2,400	18,600
	Hutchinson Technology, Inc. (a)	2,995	7,787
	iGO, Inc. (a)	1,700	952
	IPG Photonics Corp. (a)	3,000	25,260
	IRIS International, Inc. (a)	2,500	28,825
	IXYS Corp.	2,400	19,344
	IdentiPHI, Inc. (a)	394	1
	Ikanos Communications, Inc. (a)	5,800	8,236
	Illumina, Inc. (a)(b)	13,292	494,994
	Infinera Corp. (a)(b)	8,600	63,640
	Infosonics Corp. (a)	3,600	648
	Integrated Electrical Services, Inc. (a)	1,500	13,680

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Integrated Silicon Solutions, Inc. (a)	2,170	$3,277
	InterDigital, Inc. (a)	4,700	121,354
	International Rectifier Corp. (a)	7,000	94,570
	Intersil Corp. Class A	13,315	153,123
	Isilon Systems, Inc. (a)	5,400	11,880
	Itron, Inc. (a)	3,600	170,460
	Ixia (a)	2,600	13,442
	Keithley Instruments, Inc.	1,200	4,068
	Kopin Corp. (a)	4,200	9,744
	Kulicke & Soffa Industries, Inc. (a)	6,800	17,816
	Lam Research Corp. (a)	12,600	286,902
	Lattice Semiconductor Corp. (a)	12,770	17,623
	Leadis Technology, Inc. (a)	6,100	3,599
	LeCroy Corp. (a)	900	2,826
	Lightpath Technologies, Inc. Class A (a)	100	57
	Limelight Networks, Inc. (a)	7,100	23,785
	Littelfuse, Inc. (a)	2,370	26,046
	MKS Instruments, Inc. (a)	4,553	66,793
	MRV Communications, Inc. (a)	7,287	2,259
	MTS Systems Corp.	1,900	43,225
	Marvell Technology Group Ltd. (a)(d)	51,000	467,160
	Mattson Technology, Inc. (a)	5,200	4,373
	Maxim Integrated Products, Inc.	34,400	454,424
	Maxwell Technologies, Inc. (a)	2,900	20,155
	Measurement Specialties, Inc. (a)	1,500	6,135
	Mercury Computer Systems, Inc. (a)	1,400	7,742
	Methode Electronics, Inc.	4,300	15,394
	Mettler Toledo International, Inc. (a)	3,400	174,522
	Microsemi Corp. (a)	8,317	96,477
	Microtune, Inc. (a)	2,000	3,640
	Moduslink Global Solutions, Inc. (a)	4,970	12,872
	Monolithic Power Systems, Inc. (a)	3,300	51,150
	MoSys, Inc. (a)	1,855	3,525
	Multi-Fineline Electronix, Inc. (a)	1,100	18,524
	NETGEAR, Inc. (a)	4,500	54,225
	NU Horizons Electronics Corp. (a)	2,900	5,800
	Nanogen, Inc. (a)	4,225	254
	Nanometrics, Inc. (a)	2,000	2,400
	Nanophase Technologies Corp. (a)	3,000	2,700
	Napco Security Technologies, Inc. (a)	3,700	3,848
	NetList, Inc. (a)	4,500	855
	Netlogic Microsystems, Inc. (a)	2,300	63,204
	Newport Corp. (a)	4,700	20,774
	Nuance Communications, Inc. (a)	22,235	241,472
	ON Semiconductor Corp. (a)	43,381	169,186
	OSI Systems, Inc. (a)	2,200	33,572
	Omni Energy Services Corp. (a)	3,600	4,716

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Omnivision Technologies, Inc. (a)	5,800	$38,976
	OpNext, Inc. (a)	3,400	5,814
	Oplink Communications, Inc. (a)	2,200	16,940
	PDF Solutions, Inc. (a)	300	474
	PLX Technology, Inc. (a)	1,500	3,255
	PMC-Sierra, Inc. (a)	22,900	146,102
	Palomar Medical Technologies, Inc. (a)	1,900	13,794
	Park Electrochemical Corp.	1,350	23,328
	ParkerVision, Inc. (a)(b)	1,200	2,028
	Pericom Semiconductor Corp. (a)	3,200	23,392
	Pixelworks, Inc. (a)	1,100	682
	Planar Systems, Inc. (a)	900	612
	Plantronics, Inc.	3,900	47,073
	Plexus Corp. (a)	4,300	59,426
	Powell Industries, Inc. (a)	1,100	38,841
	Power Integrations, Inc.	3,100	53,320
	Power-One, Inc. (a)	8,800	7,744
	Powerwave Technologies, Inc. (a)	13,600	8,078
	Preformed Line Products Co.	400	15,056
	Quantum Corp. (a)	19,700	13,199
	QuickLogic Corp. (a)	200	354
	RF Micro Devices, Inc. (a)	25,786	34,295
	Radisys Corp. (a)	2,800	16,968
	Rambus, Inc. (a)	11,200	105,952
	Raven Industries, Inc.	1,900	39,482
	Richardson Electronics Ltd.	800	2,704
	Rofin-Sinar Technologies, Inc. (a)	3,100	49,972
	Rubicon Technology, Inc. (a)	1,600	8,496
	Rudolph Technologies, Inc. (a)	2,928	8,872
	SCM Microsystems, Inc. (a)	800	2,040
	SiRF Technology Holdings, Inc. (a)	10,600	24,380
	STEC, Inc. (a)	3,900	28,743
	Sanmina-SCI Corp. (a)	56,500	17,233
	Seagate Technology	51,932	312,111
	Semitool, Inc. (a)	2,400	6,672
	Semtech Corp. (a)	6,200	82,770
	Shoretel, Inc. (a)	1,700	7,327
	Sielox, Inc. (a)	154	6
	Sigmatron International, Inc. (a)	1,200	1,980
	Silicon Graphics, Inc. (a)	100	41
	Silicon Image, Inc. (a)	7,900	18,960
	Silicon Laboratories, Inc. (a)	5,000	132,000
	Silicon Storage Technology, Inc. (a)	6,000	9,900
	Skyworks Solutions, Inc. (a)	17,400	140,244
	Smart Modular Technologies WWH, Inc. (a)	2,900	4,002
	Spansion LLC Class A (a)	9,900	1,284
	Standard Microsystems Corp. (a)	2,300	42,780

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Starent Networks Corp. (a)(b)	3,400	$53,754
	SunPower Corp. Class A (a)(b)	5,250	124,845
	SunPower Corp. Class B (a)	3,949	78,190
	Super Micro Computer, Inc. (a)	3,900	19,188
	Superconductor Technologies, Inc. (a)	432	432
	Supertex, Inc. (a)	1,600	36,960
	Symmetricom, Inc. (a)	3,476	12,166
	Synaptics, Inc. (a)(b)	3,950	105,702
	TTM Technologies, Inc. (a)	4,600	26,680
	Taser International, Inc. (a)	6,930	32,432
	Technitrol, Inc.	4,400	7,524
	Techwell, Inc. (a)	1,600	10,096
	Tegal Corp. (a)	841	925
	Tekelec (a)	6,000	79,380
	Telkonet, Inc. (a)	3,300	462
	Terabeam, Inc. (a)	75	13
	Tessera Technologies, Inc. (a)	5,000	66,850
	Thinkorswim Group, Inc. (a)	4,900	42,336
	Thomas & Betts Corp. (a)	5,365	134,232
	Tollgrade Communications, Inc. (a)	800	4,640
	TranSwitch Corp. (a)	22,535	6,761
	TriQuint Semiconductor, Inc. (a)	15,145	37,408
	Ultra Clean Holdings, Inc. (a)	3,700	3,959
	Ultralife Batteries, Inc. (a)	2,200	17,006
	Ultratech, Inc. (a)	2,200	27,478
	Unica Corp. (a)	100	483
	Unitil Corp.	800	16,064
	Valence Technology, Inc. (a)(b)	10,100	21,513
	Varian, Inc. (a)	2,950	70,033
	Varian Semiconductor Equipment Associates, Inc. (a)	7,750	167,865
	Viasat, Inc. (a)	2,700	56,214
	Vicor Corp.	3,800	18,582
	Virage Logic Corp. (a)	2,300	7,475
	Vishay Intertechnology, Inc. (a)	14,061	48,932
	Vocus, Inc. (a)	2,100	27,909
	Volterra Semiconductor Corp. (a)	3,700	31,228
	Western Digital Corp. (a)	22,200	429,348
	Williams Controls, Inc. (a)	500	2,500
	Zebra Technologies Corp. Class A (a)	6,517	123,953
	Zhone Technologies, Inc. (a)	7,424	1,418
	Zoran Corp. (a)	5,461	48,057

			12,943,476

Energy & Raw Materials - 4.3%	APCO Argentina, Inc.	1,000	11,020
	Adams Resources & Energy, Inc.	800	11,208
	Alliance Resource Partners LP	2,000	58,200
	Alpha Natural Resources, Inc. (a)	7,500	133,125
	Amerigas Partners LP	3,300	93,324

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Arch Coal, Inc.	14,600	$195,202
	Atlas Pipeline Partners LP (b)	5,300	20,776
	Atwood Oceanics, Inc. (a)	5,900	97,881
	Barnwell Industries, Inc.	600	2,430
	Berry Petroleum Co. Class A	4,200	46,032
	Boardwalk Pipeline Partners LP (b)	5,200	116,480
	Brigham Exploration Co. (a)	4,500	8,550
	Bristow Group, Inc. (a)	2,900	62,147
	Bronco Drilling Co., Inc. (a)	3,500	18,410
	Buckeye GP Holdings LP	1,900	30,552
	Buckeye Partners LP	5,200	185,432
	CARBO Ceramics, Inc.	2,450	69,678
	CREDO Petroleum Corp. (a)	1,700	12,699
	CVR Energy, Inc. (a)	5,854	32,431
	Cal Dive International, Inc. (a)	4,075	27,588
	Calpine Corp. (a)	37,000	251,970
	Calumet Specialty Products Partners LP	2,300	25,070
	Cimarex Energy Co.	8,416	154,686
	Compass Minerals International, Inc.	3,500	197,295
	Crosstex Energy, Inc.	4,900	8,036
	DHT Maritime, Inc.	5,500	21,120
	Dawson Geophysical Co. (a)	1,300	17,550
	Denbury Resources, Inc. (a)	24,300	361,098
	Double Eagle Pete & Mining Co. (a)	1,800	9,306
	Dril-Quip, Inc. (a)	3,200	98,240
	Dune Energy, Inc. (a)	7,800	1,014
	Enterprise GP Holdings LP (b)	3,600	81,432
	Enterprise Products Partners LP	30,305	674,286
	Exterran Holdings, Inc. (a)	6,463	103,537
	Exterran Partners LP	1,200	14,280
	FMC Technologies, Inc. (a)	12,600	395,262
	Ferrellgas Partners LP	4,500	60,300
	Forest Oil Corp. (a)	8,900	117,035
	Foundation Coal Holdings, Inc.	5,300	76,055
	Furmamite Corp. (a)	2,100	6,531
	General Maritime Corp.	4,252	29,764
	GeoPetro Resources Co. (a)	7,600	2,508
	Goodrich Petroleum Corp. (a)	3,000	58,080
	Haynes International, Inc. (a)	1,300	23,166
	Headwaters, Inc. (a)	4,600	14,444
	Helmerich & Payne, Inc.	9,600	218,592
	Holly Energy Partners LP	1,400	32,508
	Houston American Energy Corp.	2,100	3,906
	ICO, Inc. (a)	3,300	6,798
	ION Geophysical Corp. (a)	9,400	14,664
	Inergy LP	4,900	107,408

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	James River Coal Co. (a)	2,900	$35,786
	John D. Oil & Gas Co. (a)	6,000	600
	Joy Global, Inc.	10,800	230,040
	Kinder Morgan Energy Partners LP (b)	18,000	840,960
	Kirby Corp. (a)	5,800	154,512
	Lime Energy Co. (a)	700	2,520
	Lufkin Industries, Inc.	1,600	60,608
	MAXXAM, Inc. (a)	900	6,390
	McDermott International, Inc. (a)	24,300	325,377
	NL Industries, Inc.	900	9,000
	National Coal Corp. (a)	2,700	3,672
	Natural Gas Services Group (a)	1,400	12,600
	Natural Resource Partners LP	3,300	73,689
	Newpark Resources, Inc. (a)	6,900	17,457
	Nustar GP Holdings LLC	3,700	76,257
	Oil States International, Inc. (a)	4,900	65,758
	Orion Energy Systems, Inc. (a)	2,600	11,466
	PMFG, Inc. (a)	600	4,728
	Parallel Petroleum Corp. (a)	8,400	10,752
	Parker Drilling Co. (a)	11,600	21,344
	Patriot Coal Corp. (a)	5,400	20,034
	Penn Virginia Corp.	4,200	46,116
	Penn Virginia GP Holdings LP	2,000	23,720
	Penn Virginia Resource Partners LP	3,100	35,340
	Petroleum Development Corp. (a)	1,580	18,660
	Pioneer Drilling Co. (a)	5,200	17,056
	Plains All American Pipeline LP	11,141	409,543
	Quantum Fuel Systems Technologies Worldwide, Inc. (a)	9,912	7,930
	Quest Energy Partners LP	2,300	2,185
	RGC Resources, Inc.	100	2,295
	Raser Technologies, Inc. (a)(b)	4,700	19,693
	Rex Energy Corp. (a)	4,600	13,202
	SEACOR Holdings, Inc. (a)	2,177	126,941
	SandRidge Energy, Inc. (a)	10,000	65,900
	Swift Energy Co. (a)	3,600	26,280
	TC PipeLines LP	1,700	50,575
	TXCO Resources, Inc. (a)	4,200	1,730
	Terex Corp. (a)	9,700	89,725
	Tidewater, Inc.	5,355	198,831
	USEC, Inc. (a)	9,900	47,520
	Unit Corp. (a)	5,000	104,600
	Uranium Resources, Inc. (a)	4,100	1,927
	Westmoreland Coal Co. (a)	1,600	11,472
	Williams Partners LP	5,000	55,800
	World Fuel Services Corp.	3,200	101,216

			7,880,913

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Energy & Utilities - 4.8%	AGL Resources, Inc. (c)	7,700	$204,281
	ATG, Inc. (a)	1,100	0
	Active Power, Inc. (a)	3,500	2,100
	Akeena Solar, Inc. (a)(b)	2,600	2,912
	Allete, Inc.	3,100	82,739
	Alliant Energy Corp.	11,300	278,997
	American States Water Co.	1,850	67,192
	American Water Works Co, Inc.	5,800	111,592
	Aqua America, Inc.	13,617	272,340
	Artesian Resources Corp. Class A	225	3,155
	Atmos Energy Corp.	9,800	226,576
	Atrion Corp.	200	17,648
	Aventine Renewable Energy Holdings, Inc. (a)	5,200	442
	Avista Corp.	5,700	78,546
	Basin Water, Inc. (a)(b)	3,600	3,168
	Beacon Power Corp. (a)	7,730	3,633
	BioFuel Energy Corp. (a)	4,600	1,702
	Black Hills Corp.	3,900	69,771
	CH Energy Group, Inc.	1,700	79,730
	Cadiz, Inc. (a)	2,000	15,960
	California Water Service Group	2,300	96,278
	Central Vermont Public Service Corp.	1,600	27,680
	Cheniere Energy Partners LP (b)	2,800	16,800
	Chesapeake Utilities Corp.	1,200	36,576
	Cleco Corp.	6,300	136,647
	Comverge, Inc. (a)	3,300	22,935
	Connecticut Water Service, Inc.	1,000	20,280
	Contango Oil & Gas Co. (a)	1,500	58,800
	Copano Energy LLC Common Units	5,300	70,596
	DCP Midstream Partners LP	2,700	37,962
	DPL, Inc.	11,835	266,761
	Delta Natural Gas Co., Inc.	100	2,141
	Eagle Rock Energy Partners LP	5,600	28,672
	El Paso Electric Co. (a)	4,800	67,632
	El Paso Pipeline Partners LP	2,700	46,440
	The Empire District Electric Co.	3,700	53,428
	Energen Corp.	6,700	195,171
	Energy Recovery, Inc. (a)	2,200	16,720
	Energy Transfer Partners LP	9,600	354,144
	Energy West, Inc.	300	2,454
	EnerNOC, Inc. (a)	1,900	27,626
	Evergreen Energy, Inc. (a)(b)	4,700	6,542
	Florida Public Utilities Co.	199	1,944
	GT Solar International, Inc. (a)	3,200	21,248
	GeoMet, Inc. (a)	100	58
	Global Partners LP	1,500	18,495

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Great Plains Energy, Inc.	12,212	$164,496
	GreenHunter Energy, Inc. (a)	300	570
	Hawaiian Electric Industries, Inc.	9,220	126,683
	IDACORP, Inc.	4,800	112,128
	The Laclede Group, Inc.	2,200	85,756
	MDU Resources Group, Inc.	16,225	261,872
	MGE Energy, Inc.	2,300	72,151
	MYR Group, Inc. (a)	2,600	39,650
	Magellan Midstream Holdings LP	5,500	96,250
	Middlesex Water Co.	1,266	18,230
	Mirant Corp. (a)	16,900	192,660
	Mitcham Industries, Inc. (a)	1,700	6,477
	NRG Energy, Inc. (a)	24,360	428,736
	NSTAR	10,700	341,116
	NV Energy, Inc.	24,100	226,299
	National Fuel Gas Co.	7,150	219,291
	New Jersey Resources Corp.	4,460	151,551
	Northwest Natural Gas Co.	2,800	121,576
	NorthWestern Corp.	4,200	90,216
	OGE Energy Corp.	9,700	231,054
	ONEOK Partners LP	5,100	207,315
	Oneok, Inc.	9,690	219,285
	Ormat Technologies, Inc.	1,900	52,174
	Otter Tail Corp.	3,400	74,970
	PNM Resources, Inc.	7,900	65,254
	Pennichuck Corp.	477	9,755
	Piedmont Natural Gas Co.	7,300	188,997
	Pike Electric Corp. (a)	2,700	24,975
	Portland General Electric Co.	7,800	137,202
	PowerSecure International, Inc. (a)	1,900	6,498
	Regency Energy Partners LP	4,800	59,904
	Reliant Energy, Inc. (a)	37,300	118,987
	SJW Corp.	800	20,344
	SMF Energy Corp. (a)	600	84
	South Jersey Industries, Inc.	3,100	108,500
	Southern Union Co.	10,554	160,632
	Southwest Gas Corp.	4,600	96,922
	Southwest Water Co.	3,671	15,785
	Spectra Energy Partners LP (b)	1,700	37,128
	Star Gas Partners LP	3,100	8,060
	Synthesis Energy Systems, Inc. (a)	700	462
	Targa Resources Partners LP	4,400	39,424
	UGI Corp.	10,960	258,766
	UIL Holdings Corp.	2,533	56,537
	Unisource Energy Corp.	4,100	115,579
	Vectren Corp.	8,300	175,047

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Venoco, Inc. (a)	2,300	$7,544
	VeraSun Energy Corp. (a)	10,457	209
	WGL Holdings, Inc.	5,100	167,280
	Westar Energy, Inc.	10,925	191,515

			8,768,410

Food & Agriculture - 2.3%	Alico, Inc.	400	9,600
	American Italian Pasta Co. Class A (a)	2,200	76,582
	The Andersons, Inc.	2,000	28,280
	Applied Energetics, Inc. (a)(b)	3,765	866
	B&G Foods, Inc. Class A	5,700	29,640
	Bridgford Foods Corp. (a)	500	1,605
	Bunge Ltd. (b)	12,900	730,785
	Burger King Holdings, Inc.	9,800	224,910
	Cagle’s, Inc. Class A (a)	200	350
	Cal-Maine Foods, Inc. (b)	1,500	33,585
	Chiquita Brands International, Inc. (a)	4,702	31,174
	Coca-Cola Bottling Co. Consolidated	400	20,820
	Consolidated-Tomoka Land Co.	300	8,910
	Core-Mark Holdings Co., Inc. (a)	500	9,110
	Corn Products International, Inc.	7,400	156,880
	Cuisine Solutions, Inc. (a)	1,200	672
	Dairy Mart Convenience Stores, Inc. (a)	500	0
	Darling International, Inc. (a)	8,500	31,535
	Del Monte Foods Co.	20,700	150,903
	Diamond Foods, Inc.	2,000	55,860
	Eden Bioscience Corp. (a)	299	365
	Farmer Bros. Co.	700	12,460
	Fisher Communications, Inc.	700	6,832
	Flowers Foods, Inc.	8,718	204,699
	Fresh Del Monte Produce, Inc. (a)	4,700	77,174
	Golden Enterprises, Inc.	600	1,272
	Green Mountain Coffee Roasters, Inc. (a)(b)	2,100	100,800
	Griffin Land & Nurseries, Inc.	600	21,000
	HQ Sustainable Maritime Industries, Inc. (a)	300	2,295
	Hain Celestial Group, Inc. (a)	3,939	56,091
	Imperial Sugar Co. New Shares	1,412	10,152
	Ingles Markets, Inc. Class A	1,800	26,874
	J&J Snack Foods Corp.	1,900	65,721
	John B. Sanfilippo & Son, Inc. (a)	700	3,738
	John Bean Technologies Corp.	3,005	31,432
	Jones Soda Co. (a)	4,200	3,822
	Key Technology Inc. (a)	1,100	9,680
	Lance, Inc.	2,800	58,296
	Lifeway Foods, Inc. (a)	1,600	12,800
	MGP Ingredients, Inc. (a)	2,900	2,146
	Maui Land & Pineapple Co., Inc. (a)	400	3,396
	Mead Johnson Nutrition Co. (a)	3,200	92,384

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Monterey Gourmet Foods, Inc. (a)	700	$875
	Nash Finch Co.	1,520	42,697
	Neogen Corp. (a)	1,512	33,007
	NitroMed, Inc. (a)	5,900	4,484
	Omega Protein Corp. (a)	1,400	3,696
	The Pantry, Inc. (a)	2,300	40,503
	Peet’s Coffee & Tea, Inc. (a)	1,800	38,916
	PepsiAmericas, Inc.	6,227	107,416
	Ralcorp Holdings, Inc. (a)	5,632	303,452
	Rocky Mountain Chocolate Factory, Inc.	1,495	9,239
	Sanderson Farms, Inc.	2,150	80,733
	Schiff Nutrition International, Inc. (a)	2,800	12,600
	The Scotts Miracle-Gro Co.	4,500	156,150
	Seaboard Corp.	40	40,400
	Seneca Foods Corp. (a)	200	4,168
	Smart Balance, Inc. (a)	6,500	39,260
	Smithfield Foods, Inc. (a)	13,388	126,650
	SoftBrands, Inc. (a)	114	31
	Spartan Stores, Inc.	2,700	41,607
	Susser Holdings Corp. (a)	1,700	22,848
	Tasty Baking Co.	400	1,688
	Tejon Ranch Co. (a)	900	18,603
	Terra Industries, Inc.	10,300	289,327
	Tootsie Roll Industries, Inc.	2,216	48,121
	TreeHouse Foods, Inc. (a)	3,512	101,110
	United Natural Foods, Inc. (a)	4,100	77,777
	Village Super Market, Inc. Class A	100	3,117
	Willamette Valley Vineyards, Inc. (a)	800	1,824
	Winn-Dixie Stores, Inc. (a)	5,700	54,492
	Zanett, Inc. (a)	125	45
	Zapata Corp. (a)	800	4,568

			4,114,900

Gold - 0.1%	Allied Nevada Gold Corp. (a)	6,800	39,780
	Aurora Oil & Gas Corp. (a)	1,200	84
	NGAS Resources, Inc. (a)	4,700	5,687
	Royal Gold, Inc.	3,435	160,621
	US Gold Corp. (a)	9,100	18,564

			224,736

Insurance - 4.6%	21st Century Holding Co.	1,300	4,342
	AMBAC Financial Group, Inc.	35,700	27,846
	Affirmative Insurance Holdings, Inc.	2,600	8,268
	Alleghany Corp. (a)	565	153,040
	Allied World Assurance Holdings Ltd.	4,000	152,120
	American Equity Investment Life Holding Co.	6,100	25,376
	American Financial Group, Inc.	7,250	116,362
	American National Insurance Co.	1,600	83,856

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	American Physicians Service Group, Inc.	700	$13,419
	American Safety Insurance Holdings Ltd. (a)	300	3,453
	Amerisafe, Inc. (a)	2,500	38,300
	AmTrust Financial Services, Inc.	4,300	41,065
	Arch Capital Group Ltd. (a)	5,305	285,727
	Argo Group International Holdings Ltd. (a)	2,739	82,526
	Arthur J. Gallagher & Co.	9,600	163,200
	Aspen Insurance Holdings Ltd.	7,500	168,450
	Assured Guaranty Ltd.	6,100	41,297
	Atlantic American Corp. (a)	700	504
	Axis Capital Holdings Ltd.	15,200	342,608
	Baldwin & Lyons, Inc. Class B	950	17,974
	Brown & Brown, Inc.	11,400	215,574
	CNA Financial Corp.	3,029	27,745
	CNA Surety Corp. (a)	1,900	35,036
	Conseco, Inc. (a)	16,300	14,996
	Crawford & Co. Class B (a)	3,200	21,504
	Delphi Financial Group, Inc. Class A	4,450	59,897
	Donegal Group, Inc. Class A	500	7,685
	EMC Insurance Group, Inc.	1,100	23,177
	Eastern Insurance Holdings, Inc.	1,900	14,763
	eHealth, Inc. (a)	2,200	35,222
	Employers Holdings, Inc.	4,300	41,022
	Endurance Specialty Holdings Ltd.	5,500	137,170
	The Ensign Group, Inc.	400	6,184
	Enstar Group Ltd. (a)	600	33,792
	Erie Indemnity Co. Class A	3,200	109,376
	Everest Re Group Ltd.	5,800	410,640
	FBL Financial Group, Inc. Class A	1,700	7,055
	FPIC Insurance Group, Inc. (a)	1,100	40,733
	Fidelity National Title Group, Inc. Class A	21,264	414,861
	First American Corp.	8,335	220,961
	First Mercury Financial Corp. (a)	2,400	34,656
	First United Corp.	400	3,352
	Flagstone Reinsurance Holdings Ltd.	4,500	35,055
	Greenlight Capital Re Ltd. (a)	3,700	59,089
	HCC Insurance Holdings, Inc.	11,550	290,945
	The Hanover Insurance Group, Inc.	5,200	149,864
	Harleysville Group, Inc.	1,400	44,534
	Horace Mann Educators Corp.	4,300	35,991
	IPC Holdings, Ltd.	5,300	143,312
	Independence Holding Co.	720	3,607
	Infinity Property & Casualty Corp.	1,800	61,074
	Isolagen, Inc. (a)	6,000	1,020
	Kansas City Life Insurance Co.	700	25,095
	Life Partners Holdings, Inc. (b)	1,031	17,589
	Maiden Holdings Ltd.	3,800	16,986
	Markel Corp. (a)	1,059	300,629

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Max Capital Group Ltd.	5,300	$91,372
	Meadowbrook Insurance Group, Inc.	4,400	26,840
	Mercer Insurance Group, Inc.	1,400	20,006
	Mercury General Corp.	2,700	80,190
	Montpelier Re Holdings Ltd.	8,900	115,344
	NYMAGIC, Inc.	600	7,320
	National Interstate Corp.	600	10,146
	Navigators Group, Inc. (a)	1,700	80,206
	Odyssey Re Holdings Corp.	2,100	79,653
	Old Republic International Corp.	23,412	253,318
	OneBeacon Insurance Group Ltd.	2,500	24,150
	PMA Capital Corp. Class A (a)	4,695	19,578
	The PMI Group, Inc.	8,300	5,146
	PartnerRe Ltd.	5,900	366,213
	The Phoenix Cos., Inc.	8,700	10,179
	Pico Holdings, Inc. (a)	2,000	60,140
	Platinum Underwriters Holdings Ltd.	5,000	141,800
	Presidential Life Corp.	3,100	24,149
	ProAssurance Corp. (a)	3,300	153,846
	Protective Life Corp.	6,100	32,025
	RLI Corp.	2,000	100,400
	Radian Group, Inc.	8,444	15,368
	Reinsurance Group of America, Inc.	5,800	187,862
	RenaissanceRe Holdings Ltd.	6,600	326,304
	Safety Insurance Group, Inc.	1,800	55,944
	SeaBright Insurance Holdings, Inc. (a)	2,900	30,334
	Selective Insurance Group, Inc.	4,800	58,368
	Stancorp Financial Group, Inc.	4,600	104,788
	State Auto Financial Corp.	1,425	25,080
	Stewart Information Services Corp.	2,200	42,900
	Tower Group, Inc.	4,262	104,973
	Transatlantic Holdings, Inc.	2,631	93,848
	Triad Guaranty, Inc. (a)(b)	2,900	464
	Unico American Corp. (a)	300	2,250
	United America Indemnity, Ltd. (a)	2,700	10,854
	United Fire & Casualty Co.	2,000	43,920
	Unitrin, Inc.	4,500	62,910
	Universal American Financial Corp. (a)	4,400	37,268
	Universal Insurance Holdings, Inc.	400	1,504
	Validus Holdings Ltd.	3,300	78,144
	W.R. Berkley Corp.	14,190	319,984
	WellCare Health Plans, Inc. (a)	4,200	47,250
	Zenith National Insurance Corp.	3,950	95,235

			8,317,497

International Oil - 0.0%	ATP Oil & Gas Corp. (a)	3,100	15,903
	Sulphco, Inc. (a)(b)	12,700	13,589

			29,492

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Liquor - 0.1%	Boston Beer Co., Inc. Class A (a)	1,300	$27,118
	Central European Distribution Corp. (a)	4,112	44,245
	National Beverage Corp. (a)	2,160	19,807

			91,170

Media - 2.1%	ACCO Brands Corp. (a)	3,500	3,430
	AH Belo Corp.	1,296	1,270
	America’s Car Mart, Inc. (a)	1,850	25,141
	Ascent Media Corp. Class A (a)	1,406	35,150
	Beasley Broadcasting Group, Inc. Class A	4,100	8,528
	Belo Corp. Class A	6,480	3,953
	Blockbuster, Inc. Class A (a)	25,900	18,648
	CTN Media Group, Inc. (a)	50	0
	Cablevision Systems Corp. Class A	24,000	310,560
	Carmike Cinemas, Inc.	2,500	6,475
	Charter Communications, Inc. Class A (a)	29,000	603
	Cinemark Holdings, Inc.	3,700	34,743
	Citadel Broadcasting Corp. (a)	19,200	1,267
	Coleman Cable, Inc. (a)	2,300	4,899
	Consolidated Graphics, Inc. (a)	1,600	20,352
	Crown Media Holdings, Inc. Class A (a)	1,500	3,060
	Cumulus Media, Inc. Class A (a)	6,165	6,227
	DISH Network Corp. (a)	22,565	250,697
	Discovery Communications, Inc. Class A (a)	30,000	480,600
	Document Security Systems, Inc. (a)	2,500	4,100
	Dolan Media Co. (a)	4,200	33,054
	DreamWorks Animation SKG, Inc. Class A (a)	5,800	125,512
	EW Scripps Co.	3,233	4,365
	EchoStar Holding Corp. (a)	4,173	61,886
	Emmis Communications Corp. Class A (a)	6,400	2,496
	Entercom Communications Corp.	3,000	3,300
	Entravision Communications Corp. Class A (a)	6,500	1,690
	Gartner, Inc. Class A (a)	6,080	66,941
	Gaylord Entertainment Co. (a)	3,520	29,322
	Global Traffic Network, Inc. (a)	1,900	5,757
	Gray Television, Inc.	2,200	704
	iBEAM Broadcasting Corp. (a)	80	0
	Internet Brands, Inc. Class A (a)	1,300	7,631
	John Wiley & Sons, Inc. Class A	4,700	139,966
	Journal Communications, Inc. Class A	4,500	3,375
	The Knot, Inc. (a)	2,800	22,960
	Lee Enterprises, Inc. (b)	2,400	672
	Liberty Global, Inc. (a)	27,441	399,541
	Liberty Global, Inc. Series C (a)	3,922	55,418
	Liberty Media Corp. - Entertainment Class A (a)	54,628	1,089,829
	Lin TV Corp. Class A (a)	3,200	3,584
	Live Nation, Inc. (a)	6,400	17,088

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Loral Space & Communications Ltd. (a)	1,400	$29,904
	Martha Stewart Living Omnimedia, Inc. Class A (a)	3,600	8,964
	McClatchy Co. Class A (b)	6,000	2,940
	Media General, Inc. Class A	2,100	4,032
	Mediacom Communications Corp. Class A (a)	5,900	23,777
	National CineMedia, Inc.	5,100	67,218
	Navarre Corp. (a)	5,600	2,520
	Network Equipment Technologies, Inc. (a)	1,400	4,956
	Nexstar Broadcasting Group, Inc. Class A (a)	4,500	3,060
	Outdoor Channel Holdings, Inc. (a)	200	1,364
	Palatin Technologies, Inc. (a)	10,600	1,166
	Playboy Enterprises, Inc. Class B (a)	2,100	4,137
	Primedia, Inc.	3,905	9,645
	RHI Entertainment, Inc. (a)	300	456
	Radio One, Inc. Class D (a)	2,000	900
	Regal Entertainment Group Series A	8,400	112,644
	Regent Communications, Inc. (a)	2,900	377
	Rentrak Corp. (a)	100	900
	Rewards Network, Inc. (a)	2,900	10,150
	Saga Communications, Inc. (a)	357	1,342
	Salem Communications Corp. Class A (a)	1,600	896
	Scholastic Corp.	3,310	49,882
	Sinclair Broadcast Group, Inc. Class A	8,400	8,652
	Source Interlink Cos., Inc. (a)(b)	8,630	1,597
	Spanish Broadcasting System, Inc. Class A (a)	5,100	765
	Time Warner Cable, Inc. (b)	9	223
	TiVo, Inc. (a)	10,765	75,786
	United Capital Corp. (a)	600	10,350
	Valassis Communications, Inc. (a)	5,100	8,007
	ValueVision Media, Inc. Class A (a)	2,800	1,932
	WPT Enterprises, Inc. (a)	2,100	1,197
	Westwood One, Inc. (a)	3,600	216

			3,744,749

Miscellaneous - 0.4%	Alliance Holdings GP LP	1,300	20,891
	Answers Corp. (a)	800	5,184
	Calavo Growers, Inc.	500	6,010
	Ceco Environmental Corp. (a)	1,900	5,605
	Coinstar, Inc. (a)	2,800	91,728
	Complete Production Services, Inc. (a)	5,000	15,400
	Delek US Holdings, Inc.	1,600	16,576
	DynCorp. International, Inc. (a)	2,600	34,658
	FLO Corp. (a)	65	1
	Force Protection, Inc. (a)	8,800	42,240
	Gerber Scientific, Inc. (a)	1,300	3,107
	Graham Corp.	2,000	17,940
	HSW International, Inc. (a)	400	66
	International Coal Group, Inc. (a)(b)	10,800	17,388

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Liberty Media Holding Corp. - Capital (a)	11,307	$78,923
	Liberty Media Holding Corp. - Interactive (a)	60,536	175,554
	Met-Pro Corp.	1,600	13,040
	Mueller Water Products, Inc. Series A	12,100	39,930
	Multi-Color Corp.	400	4,892
	Northstar Neuroscience, Inc. (a)	500	955
	Penson Worldwide, Inc. (a)	2,700	17,361
	Smith & Wesson Holding Corp. (a)	5,800	34,916
	Teekay LNG Partners LP	1,800	30,222

			672,587

Miscellaneous Finance - 11.7%	1st Source Corp.	1,210	21,841
	Acacia Research - Acacia Technologies (a)	3,300	13,464
	Advance America, Cash Advance Centers, Inc.	4,200	7,098
	Advanta Corp. Class B	4,950	3,267
	Affiliated Managers Group, Inc. (a)(c)	4,200	175,182
	Agree Realty Corp.	1,400	21,966
	AllianceBernstein Holding LP	3,500	51,520
	Amcore Financial, Inc.	3,170	5,072
	AmeriCredit Corp. (a)	7,550	44,243
	American Campus Communities, Inc.	4,475	77,686
	Ampal-American Israel Corp. Class A (a)	1,200	2,052
	Anchor Bancorp Wisconsin, Inc.	2,600	3,510
	Ashford Hospitality Trust, Inc.	10,000	15,400
	Asset Acceptance Capital Corp. (a)	2,100	11,151
	Asta Funding, Inc.	1,600	3,920
	Astoria Financial Corp.	9,450	86,845
	Atlantic Coast Federal Corp.	74	207
	BGC Partners, Inc.	4,100	9,061
	BOK Financial Corp.	2,401	82,954
	BP Prudhoe Bay Royalty Trust	2,300	149,753
	Bancorp Rhode Island, Inc.	900	16,263
	Bank of the Ozarks, Inc. (c)	1,700	39,236
	BankUnited Financial Corp. Class A (b)	5,535	1,273
	Banner Corp.	2,500	7,275
	Berkshire Hathaway, Inc. Class A (a)	126	10,924,200
	Berkshire Hills Bancorp, Inc.	1,700	38,964
	BlackRock, Inc. (e)	2,100	273,084
	Blackstone Group LP (b)	15,800	114,550
	Broadpoint Securities Group, Inc. (a)	2,400	7,920
	Broadridge Financial Solutions LLC	14,300	266,123
	Brookfield Infrastructure Partners LP	1,500	19,830
	CVB Financial Corp.	7,275	48,233
	Calamos Asset Management, Inc. Class A	2,100	10,101
	Camco Financial Corp.	500	840
	Capital Trust, Inc.	2,100	2,310

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	CapitalSource, Inc.	21,541	$26,280
	CapLease, Inc.	4,600	9,062
	Cascade Financial Corp.	515	1,287
	Cash America International, Inc.	3,100	48,546
	Cathay General Bancorp (b)	5,022	52,379
	Central Pacific Financial Corp.	3,476	19,465
	Cenveo, Inc. (a)	3,300	10,725
	Charter Financial Corp.	500	4,375
	Citizens First Bancorp, Inc.	1,600	1,744
	Citizens, Inc. (a)	2,890	21,010
	Cohen & Steers, Inc.	1,800	20,088
	CompuCredit Corp. (a)(b)	5,400	13,230
	Corrections Corp. of America (a)	12,800	163,968
	Covanta Holding Corp. (a)	13,080	171,217
	Cowen Group, Inc. (a)	2,400	11,688
	Cross Timbers Royalty Trust	956	17,351
	Deerfield Capital Corp.	354	354
	Diamond Hill Investments Group	300	11,796
	Dime Community Bancshares, Inc.	3,700	34,706
	Duff & Phelps Corp. (a)	1,200	18,900
	ESB Financial Corp.	629	6,913
	Eastern Virginia Bankshares, Inc.	300	2,517
	Eaton Vance Corp.	11,200	255,920
	Encore Capital Group, Inc. (a)	1,600	7,248
	Epoch Holding Corp.	2,300	15,801
	Evercore Partners, Inc. Class A	1,200	18,540
	Extra Space Storage, Inc.	8,160	44,962
	Ezcorp, Inc. (a)	4,500	52,065
	FBR Capital Markets Corp. (a)	3,400	11,186
	FCStone Group, Inc. (a)	4,850	11,058
	The FINOVA Group, Inc. (a)	900	5
	Fannie Mae (b)	104,900	73,430
	Federal Agricultural Mortgage Corp. Class B	300	804
	Financial Federal Corp.	2,300	48,714
	First Defiance Financial Corp.	500	3,020
	First Financial Corp.	800	29,520
	First Financial Holdings, Inc.	1,400	10,710
	First Financial Northwest, Inc.	3,100	25,854
	The First Marblehead Corp. (a)	6,200	7,998
	First Place Financial Corp.	615	2,066
	Flagstar Bancorp, Inc. (a)	7,700	5,775
	Flushing Financial Corp.	2,950	17,759
	Fortress Investment Group LLC	4,400	11,044
	Franklin Street Properties Corp.	6,600	81,180
	Freddie Mac (b)	69,600	52,896
	Friedman Billings Ramsey Group, Inc. Class A (a)	9,710	1,942
	Frontline Capital Group (a)	300	0
	GAMCO Investors, Inc. Class A	700	22,855

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	GFI Group, Inc.	6,400	$20,544
	GLG Partners, Inc.	20,600	58,504
	Glacier Bancorp, Inc.	6,256	98,282
	Gramercy Capital Corp.	2,839	2,754
	Greenhill & Co., Inc.	1,200	88,620
	HMN Financial, Inc.	900	2,790
	Heartland Payment Systems, Inc.	3,000	19,830
	Heritage Financial Corp.	420	4,389
	Hersha Hospitality Trust	5,700	10,830
	Hugoton Royalty Trust	4,100	39,196
	IBERIABANK Corp.	1,600	73,504
	ITC Holdings Corp.	5,200	226,824
	Independent Bank Corp./MI	2,524	5,906
	InnSuites Hospitality Trust	800	1,024
	Interactive Brokers Group, Inc. Class A (a)	4,700	75,811
	International Assets Holding Corp., Inc. (a)	1,000	10,190
	International Bancshares Corp.	6,141	47,900
	Investment Technology Group, Inc. (a)	4,600	117,392
	JMP Group, Inc.	4,000	19,240
	Jackson Hewitt Tax Service, Inc.	2,900	15,138
	Jefferies Group, Inc. New Shares	11,100	153,180
	KBW, Inc. (a)	3,000	61,050
	KKR Financial Holdings LLC	12,300	10,947
	Knight Capital Group, Inc. Class A (a)	10,000	147,400
	LaBranche & Co., Inc. (a)	6,000	22,440
	Ladenburg Thalmann Financial Services, Inc. (a)(b)	5,581	2,958
	Lazard Ltd. Class A	7,800	229,320
	MB Financial, Inc.	3,650	49,640
	MDRNA, Inc. (a)	3,390	2,051
	MF Global Ltd. (a)	10,500	44,415
	MGIC Investment Corp.	12,800	18,176
	MSCI, Inc. (a)	7,500	126,825
	McGrath RentCorp	1,900	29,944
	Medallion Financial Corp.	2,800	20,748
	Medical Properties Trust, Inc.	7,100	25,915
	Merriman Curhan Ford Group, Inc. (a)	900	396
	MicroFinancial, Inc.	500	1,000
	Mid Penn Bancorp, Inc.	115	2,185
	MoneyGram International, Inc. (a)	4,700	5,546
	Monmouth Real Estate Investment Corp. Class A	2,462	16,274
	MutualFirst Financial, Inc.	300	1,440
	NASB Financial, Inc.	400	9,964
	National Financial Partners Corp.	4,200	13,440
	National Security Group, Inc.	120	857
	National Western Life Insurance Co. Class A	307	34,691
	Nelnet, Inc. Class A (a)	3,500	30,940
	New York Community Bancorp, Inc. (b)	35,141	392,525

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NewStar Financial, Inc. (a)	2,900	$6,728
	North American Scientific, Inc. (a)	80	2
	Northwest Bancorp, Inc.	2,000	33,800
	Och-Ziff Capital Management Group LLC	3,700	22,459
	Ocwen Financial Corp. (a)	4,700	53,721
	One Liberty Properties, Inc.	1,100	3,872
	optionsXpress Holdings, Inc.	5,400	61,398
	Oritani Financial Corp. (a)	1,400	19,600
	PAB Bankshares, Inc.	612	2,295
	PMC Commercial Trust	2,125	11,794
	PVF Capital Corp.	321	745
	Pacific Capital Bancorp	5,010	33,918
	PacWest Bancorp	2,861	40,998
	Piper Jaffray Cos. (a)	2,245	57,899
	Portfolio Recovery Associates, Inc. (a)(b)	1,600	42,944
	Provident Financial Holdings, Inc.	500	2,630
	Provident Financial Services, Inc.	6,689	72,308
	Pzena Investment Management, Inc. Class A	870	1,662
	Raymond James Financial, Inc. (b)	9,950	196,015
	Reis, Inc. (a)	2,000	6,500
	Renasant Corp.	2,475	31,086
	Resource America, Inc. Class A	1,000	3,990
	Riskmetrics Group, Inc. (a)	2,500	35,725
	Riverview Bancorp, Inc.	200	774
	Roberts Realty Investors, Inc.	494	420
	Roma Financial Corp.	800	10,360
	Rome Bancorp, Inc.	2,000	16,160
	SEI Investments Co.	13,220	161,416
	SWS Group, Inc.	2,765	42,940
	Sanders Morris Harris Group, Inc.	3,800	14,820
	Santander BanCorp	703	5,540
	Security Bank Corp.	384	150
	Siebert Financial Corp.	3,300	4,356
	Specialty Underwriters’ Alliance, Inc. (a)	3,600	13,068
	Sterling Financial Corp.	5,643	11,681
	Stifel Financial Corp. (a)	2,700	116,937
	Student Loan Corp.	420	18,245
	Supertel Hospitality, Inc.	300	258
	TD Ameritrade Holding Corp. (a)	24,980	344,974
	TF Financial Corp.	100	1,819
	Teton Advisors, Inc. (a)	10	23
	Thomas Weisel Partners Group, Inc. (a)	2,800	10,024
	TierOne Corp.	1,100	2,354
	U.S. Global Investors, Inc.	1,600	7,792
	United Community Banks, Inc. (b)	5,320	22,131
	United PanAm Financial Corp. (a)	1,000	1,450

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Value Line, Inc.	100	$2,734
	ViewPoint Financial Group	2,100	25,263
	Visa, Inc. Class A	46,000	2,557,600
	W Hldg Co., Inc. (b)	205	1,863
	W.P. Carey & Co. LLC	2,600	57,694
	WVS Financial Corp.	200	3,000
	Waddell & Reed Financial, Inc. Class A	8,900	160,823
	Washington Federal, Inc.	9,361	124,408
	Waterstone Financial, Inc. (a)	600	1,224
	Wayne Savings Bancshares, Inc.	151	882
	Webster Financial Corp.	5,373	22,835
	Wesco Financial Corp.	145	40,020
	West Bancorp., Inc.	840	6,258
	Westfield Financial, Inc.	4,000	35,200
	Westwood Holdings Group, Inc.	600	23,454
	White Mountains Insurance Group, Inc.	772	132,714
	Willis Lease Finance Corp. (a)	200	2,116
	Winthrop Realty Trust	1,771	12,238
	World Acceptance Corp. (a)	2,000	34,200
	Wright Express Corp. (a)	4,100	74,702

			21,298,291

Motor Vehicles - 0.9%	ATC Technology Corp. (a)	1,405	15,736
	Accuride Corp. (a)	700	140
	American Axle & Manufacturing Holdings, Inc.	5,000	6,600
	Amerigon, Inc. (a)	5,000	18,500
	Arctic Cat, Inc.	1,300	4,979
	ArvinMeritor, Inc.	7,100	5,609
	BorgWarner, Inc.	11,300	229,390
	Cascade Corp.	1,200	21,156
	Coachmen Industries, Inc. (a)	1,100	715
	Commercial Vehicle Group, Inc. (a)	700	385
	Dana Holding Corp. (a)	5,100	2,346
	Donaldson Co., Inc.	6,300	169,092
	Dorman Products, Inc. (a)	1,300	12,129
	Federal-Mogul Corp. Class A (a)	2,600	17,368
	FortuNet, Inc. (a)	2,100	5,985
	Fuel Systems Solutions, Inc. (a)	1,550	20,894
	Gentex Corp.	14,290	142,328
	Group 1 Automotive, Inc.	3,100	43,307
	H&E Equipment Services, Inc. (a)	2,900	18,995
	Hayes Lemmerz International, Inc. (a)	7,100	1,314
	LKQ Corp. (a)	14,300	204,061
	Lear Corp. (a)	13,945	10,459
	Lithia Motors, Inc. Class A	1,000	2,250
	MarineMax, Inc. (a)	4,600	9,016
	Midas, Inc. (a)	2,200	17,424

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Modine Manufacturing Co.	1,900	$4,750
	Monro Muffler, Inc.	1,925	52,610
	Myers Industries, Inc.	2,120	13,017
	Navistar International Corp. (a)	6,400	214,144
	Noble International Ltd.	850	162
	Oshkosh Corp.	6,500	43,810
	Penske Auto Group, Inc.	4,200	39,186
	Polaris Industries, Inc.	3,400	72,896
	Proliance International, Inc. (a)	447	76
	Rush Enterprises, Inc. Class A (a)	3,850	34,342
	Sonic Automotive, Inc.	1,800	2,880
	Spartan Motors, Inc.	2,275	9,146
	Standard Motor Products, Inc.	1,300	3,575
	Stoneridge, Inc. (a)	1,700	3,587
	Superior Industries International, Inc. (b)	3,110	36,854
	TRW Automotive Holdings Corp. (a)	5,300	17,066
	Thor Industries, Inc.	3,685	57,560
	Titan International, Inc.	3,375	16,976
	U.S. Auto Parts Network, Inc. (a)	4,600	7,360
	WABCO Holdings, Inc.	6,700	82,477
	Winnebago Industries, Inc.	4,600	24,426

			1,717,078

Non-Durables - 2.1%	AFC Enterprises, Inc. (a)	2,700	12,177
	Activision Blizzard, Inc. (a)(c)	63,188	660,946
	American Greetings Corp. Class A	4,200	21,252
	BJ’s Restaurants, Inc. (a)	2,000	27,820
	Benihana, Inc. (a)	615	1,553
	Benihana, Inc. Class A (a)	2,630	6,812
	Blue Nile, Inc. (a)(b)	1,600	48,240
	Bob Evans Farms, Inc.	3,100	69,502
	Bowl America, Inc. Class A	210	2,058
	Brinker International, Inc.	10,200	154,020
	Buffalo Wild Wings, Inc. (a)	2,000	73,160
	CEC Entertainment, Inc. (a)	2,650	68,582
	CKE Restaurants, Inc.	4,100	34,440
	Cabela’s, Inc. Class A (a)(b)	4,100	37,351
	California Pizza Kitchen, Inc. (a)	3,000	39,240
	Century Casinos, Inc. (a)	5,100	7,905
	The Cheesecake Factory, Inc. (a)	6,417	73,474
	Cheniere Energy, Inc. (a)(b)	7,200	30,672
	Chipotle Mexican Grill, Inc. Class A (a)(b)	3,300	219,054
	Churchill Downs, Inc.	800	24,048
	Cosi, Inc. (a)(b)	5,500	1,870
	Cracker Barrel Old Country Store, Inc.	2,715	77,758
	Denny’s Corp. (a)	10,600	17,702
	DineEquity, Inc. (b)	1,700	20,162
	Domino’s Pizza, Inc. (a)	4,800	31,440

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Dover Motorsports, Inc.	3,300	$6,105
	Drew Industries, Inc. (a)	2,200	19,096
	Einstein Noah Restaurant Group, Inc. (a)	1,100	6,413
	Famous Dave’s of America, Inc. (a)	2,500	7,850
	Forward Industries, Inc. (a)	1,100	2,046
	Gaming Partners International Corp. (a)	1,400	7,980
	Hibbett Sports, Inc. (a)	3,418	65,694
	Hollywood Media Corp. (a)	4,300	3,827
	International Speedway Corp. Class A	3,200	70,592
	Isle of Capri Casinos, Inc. (a)	3,700	19,573
	Jack in the Box, Inc. (a)	6,100	142,069
	Jakks Pacific, Inc. (a)	2,213	27,331
	Kreisler Manufacturing Corp. (a)	300	1,197
	Krispy Kreme Doughnuts, Inc. (a)	5,800	9,280
	Lancaster Colony Corp.	2,400	99,552
	Landry’s Restaurants, Inc.	1,200	6,264
	Lazare Kaplan International, Inc. (a)	300	318
	Leapfrog Enterprises, Inc. (a)	3,600	4,968
	Lenox Group, Inc. (a)	800	25
	LodgeNet Interactive Corp. (a)	3,000	4,770
	Luby’s, Inc. (a)	1,700	8,347
	Majesco Entertainment Co. (a)	1,500	2,220
	Marvel Entertainment, Inc. (a)	5,300	140,715
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,700	6,664
	Movado Group, Inc.	2,600	19,604
	O’Charleys, Inc.	2,005	6,035
	Oil-Dri Corp. of America	700	10,325
	P.F. Chang’s China Bistro, Inc. (a)	2,595	59,374
	Panera Bread Co. Class A (a)(b)	3,300	184,470
	Papa John’s International, Inc. (a)	2,900	66,323
	Peco II, Inc. (a)	90	274
	Penn National Gaming, Inc. (a)	7,100	171,465
	RC2 Corp. (a)	1,870	9,855
	Red Robin Gourmet Burgers, Inc. (a)	1,900	33,497
	Regis Corp.	3,700	53,465
	Ruby Tuesday, Inc. (a)	1,300	3,796
	Russ Berrie & Co., Inc. (a)	1,300	1,716
	Service Corp. International	23,400	81,666
	Servotronics, Inc. (a)	400	3,200
	Shutterfly, Inc. (a)	2,400	22,488
	Sonic Corp. (a)	6,437	64,499
	Sotheby’s Holdings, Inc. Class A	7,400	66,600
	The Steak n Shake Co. (a)	2,800	21,196
	Steinway Musical Instruments, Inc. (a)	1,310	15,681
	Stewart Enterprises, Inc. Class A	10,200	33,048
	THQ, Inc. (a)	7,050	21,432
	Take-Two Interactive Software, Inc.	8,100	67,635

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Trans World Entertainment Corp. (a)	2,400	$1,464
	Tupperware Corp.	6,255	106,272
	VCG Holding Corp. (a)(b)	2,600	4,420
	Warner Music Group Corp. (a)	7,700	18,095
	Wendy’s	42,300	212,769
	World Wrestling Entertainment, Inc.	3,100	35,774
	Youbet.com, Inc. (a)	3,090	5,222

			3,825,794

Non-Ferrous Metals - 0.7%	A.M. Castle & Co.	1,000	8,920
	Advanced Environmental Recycling Technologies, Inc. Class A (a)	7,600	2,508
	Atna Resources Ltd. (a)	1,792	1,036
	Brush Engineered Materials, Inc. (a)	2,800	38,836
	Century Aluminum Co. (a)	6,500	13,715
	Coeur d’Alene Mines Corp. (a)	62,700	58,938
	Commercial Metals Co.	11,500	132,825
	Encore Wire Corp. (b)	2,527	54,154
	General Moly, Inc. (a)	6,600	6,996
	Hecla Mining Co. (a)(b)	22,900	45,800
	Horsehead Holding Corp. (a)	5,400	29,700
	Intrepid Potash, Inc. (a)	4,100	75,645
	Kaiser Aluminum Corp.	1,700	39,304
	Metalico, Inc. (a)	2,900	4,930
	Minerals Technologies, Inc.	2,100	67,305
	Mueller Industries, Inc.	3,400	73,746
	RTI International Metals, Inc. (a)	3,000	35,100
	Reliance Steel & Aluminum Co.	6,524	171,777
	Solitario Exploration & Royalty Corp. (a)	6,600	8,250
	Southern Copper Corp. (b)	22,600	393,692
	Stillwater Mining Co. (a)	4,584	16,961
	Timberline Resources Corp. (a)	6,000	1,620
	WHX Corp. (a)	1,000	6,700

			1,288,458

Optical Photo & Equipment - 0.1%	CPI Corp.	1,200	8,868
	Cyberoptics Corp. (a)	1,100	5,390
	Imation Corp.	3,300	25,245
	Ingram Micro, Inc. Class A (a)	14,330	181,131
	LaserCard Corp. (a)	2,095	5,112
	Meade Instruments Corp. (a)	200	28
	Photronics, Inc. (a)	4,300	4,128
	StockerYale, Inc. (a)	100	13
	Zygo Corp. (a)	1,700	7,803

			237,718

Paper & Forest Products - 0.5%	AbitibiBowater, Inc. (a)(b)	3,664	2,015
	Boise, Inc. (a)	2,500	1,525
	Buckeye Technologies, Inc. (a)	4,100	8,733
	CSS Industries, Inc.	904	15,368

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Caraustar Industries, Inc. (a)	5,900	$826
	Clearwater Paper Corp. (a)	1,174	9,427
	Deltic Timber Corp.	1,400	55,174
	Domtar Corp. (a)	44,500	42,275
	Kadant, Inc. (a)	780	8,986
	Kapstone Paper and Packaging Corp. (a)	4,000	9,840
	Louisiana-Pacific Corp.	10,600	23,638
	Lydall, Inc. (a)	1,800	5,346
	Neenah Paper, Inc.	2,700	9,801
	P.H. Glatfelter Co.	4,000	24,960
	Packaging Corp. of America	10,500	136,710
	Potlatch Corp.	3,959	91,809
	Rayonier, Inc.	8,071	243,906
	Rock-Tenn Co. Class A	4,100	110,905
	Universal Forest Products, Inc.	1,500	39,915
	Verso Paper Corp.	2,900	1,856
	Wausau Paper Corp.	3,900	20,514

			863,529

Producer Goods - 3.9%	AGCO Corp. (a)(c)	9,223	180,771
	Aaon, Inc.	1,550	28,086
	Actuant Corp. Class A	5,800	59,914
	Akorn, Inc. (a)	8,100	6,966
	Alamo Group, Inc.	1,400	14,924
	Albany International Corp. Class A	2,600	23,530
	Allied Motion Technologies, Inc. (a)	115	187
	Allis-Chalmers Energy, Inc. (a)	2,000	3,860
	American International Industries, Inc. (a)	3,400	3,468
	American Vanguard Corp.	1,300	16,770
	Ametek, Inc.	10,600	331,462
	Applied Industrial Technologies, Inc.	3,400	57,358
	AptarGroup, Inc.	6,400	199,296
	Arotech Corp. (a)	14	11
	Astec Industries, Inc. (a)	1,400	36,722
	BE Aerospace, Inc. (a)	10,000	86,700
	Baldor Electric Co.	4,300	62,307
	Barnes Group, Inc.	3,800	40,622
	Blount International, Inc. (a)	2,800	12,936
	Blyth, Inc.	675	17,638
	Briggs & Stratton Corp.	4,700	77,550
	CIRCOR International, Inc.	1,800	40,536
	Cantel Medical Corp. (a)	1,400	18,018
	Capstone Turbine Corp. (a)(b)	18,300	13,176
	Chart Industries, Inc. (a)	3,000	23,640
	Chicago Rivet & Machine Co.	100	1,208
	Clarcor, Inc.	5,200	130,988
	Cognex Corp.	4,085	54,535
	Colfax Corp. (a)	1,900	13,053

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Columbus McKinnon Corp. (a)	2,000	$17,440
	Comfort Systems USA, Inc.	4,100	42,517
	Cryo-Cell International, Inc. (a)	1,900	1,178
	Culp, Inc. (a)	600	1,848
	Curtiss-Wright Corp.	4,600	129,030
	DXP Enterprises, Inc. (a)	1,600	16,528
	Diamond Management & Technology Consultants, Inc.	3,000	7,650
	Dynamic Materials Corp.	1,100	10,076
	The Eastern Co.	300	3,240
	Evergreen Solar, Inc. (a)(b)	16,100	34,293
	FMC Corp.	7,400	319,236
	Federal Signal Corp.	3,400	17,918
	Flanders Corp. (a)	3,800	15,352
	Franklin Electric Co., Inc.	2,200	48,686
	Gardner Denver, Inc. (a)	5,400	117,396
	The Gorman-Rupp Co.	1,870	37,026
	Graco, Inc.	6,187	105,612
	GrafTech International Ltd. (a)	11,400	70,224
	HI Shear Technology Corp.	700	4,305
	HNI Corp.	3,000	31,200
	Hardinge, Inc.	1,900	5,301
	Harsco Corp.	8,300	184,011
	Herman Miller, Inc.	4,490	47,863
	Hexcel Corp. (a)	9,500	62,415
	Hubbell, Inc. Class B	4,800	129,408
	Hurco Companies, Inc. (a)	1,300	13,819
	IDEX Corp.	7,725	168,946
	Inplay Technologies, Inc. (a)	400	48
	IntriCon Corp. (a)	500	1,605
	Jarden Corp. (a)	7,175	90,907
	K-Tron International, Inc. (a)	100	6,067
	Kaydon Corp.	3,600	98,388
	Kennametal, Inc.	7,400	119,954
	Knoll, Inc.	3,700	22,681
	L.B. Foster Co. Class A (a)	1,400	34,762
	LaBarge, Inc. (a)	1,100	9,207
	Ladish Co., Inc. (a)	1,700	12,342
	Lawson Products, Inc.	534	6,499
	Lennox International, Inc.	5,500	145,530
	Libbey, Inc.	1,082	995
	Lincoln Electric Holdings, Inc.	4,095	129,771
	Lindsay Manufacturing Co. (b)	1,400	37,800
	Liquidity Services, Inc. (a)	2,900	20,271
	MFRI, Inc. (a)	1,400	8,890
	MSC Industrial Direct Co. Class A	4,400	136,708
	Magnetek, Inc. (a)	1,700	3,060
	Material Sciences Corp. (a)	900	486

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Matthews International Corp. Class A	3,100	$89,311
	Merix Corp. (a)	2,700	756
	Micrel, Inc.	5,660	39,846
	Middleby Corp. (a)	1,911	61,974
	Moog, Inc. Class A (a)	3,625	82,904
	NACCO Industries, Inc. Class A	400	10,872
	NATCO Group, Inc. Class A (a)	2,100	39,753
	NN, Inc.	2,700	3,402
	Nordson Corp.	3,100	88,133
	Oceaneering International, Inc. (a)	5,600	206,472
	Park-Ohio Holdings Corp. (a)	1,500	4,890
	Pentair, Inc.	9,850	213,450
	Plug Power, Inc. (a)	12,107	10,533
	Presstek, Inc. (a)	3,140	6,500
	RBC Bearings, Inc. (a)	2,300	35,144
	Reddy Ice Holdings, Inc.	1,000	1,470
	Regal-Beloit Corp.	2,905	89,009
	Research Frontiers, Inc. (a)(b)	2,900	13,021
	Riviera Holdings Corp. (a)	700	714
	Robbins & Myers, Inc.	3,200	48,544
	Roper Industries, Inc.	9,000	382,050
	SPX Corp.	5,448	256,110
	Safeguard Scientifics, Inc. (a)	7,000	3,850
	Sauer-Danfoss, Inc.	1,100	2,684
	The Shaw Group, Inc. (a)	8,500	232,985
	Somanetics Corp. (a)	1,800	27,324
	Sonic Solutions, Inc. (a)	1,800	2,160
	Spectrum Control, Inc. (a)	1,000	7,030
	Standex International Corp.	1,000	9,200
	Steelcase, Inc. Class A	6,400	32,064
	Strattec Security Corp.	900	7,506
	Sun Hydraulics, Inc.	1,650	24,107
	T-3 Energy Services, Inc. (a)	1,300	15,314
	Team, Inc. (a)	2,000	23,440
	Technology Research Corp.	1,500	2,820
	Tecumseh Products Co. Class A (a)	1,700	7,684
	Teleflex, Inc.	4,100	160,269
	Tennant Co.	1,700	15,929
	Tenneco, Inc. (a)	5,100	8,313
	ThermoGenesis Corp. (a)	8,000	4,800
	Timken Co.	7,100	99,116
	Trinity Industries, Inc.	7,200	65,808
	Triumph Group, Inc.	1,800	68,760
	Twin Disc, Inc.	1,600	11,072
	Tyler Technologies, Inc. (a)	3,800	55,594
	Valhi, Inc.	1,240	11,631

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Valmont Industries, Inc.	2,000	$100,420
	Watsco, Inc.	2,600	88,478
	Watts Water Technologies, Inc. Class A	3,200	62,592
	Woodward Governor Co.	5,800	64,844
	X-Rite, Inc. (a)	1,100	1,144

			6,986,517

Railroads & Shipping - 0.5%	Alexander & Baldwin, Inc.	4,200	79,926
	American Commercial Lines, Inc. (a)	4,500	14,265
	Capital Product Partners LP	700	4,830
	Diamondhead Casino Corp. (a)	4,600	2,300
	Eagle Bulk Shipping, Inc.	5,900	25,075
	Excel Maritime Carriers Ltd. (b)	5,400	24,408
	Freightcar America, Inc.	1,500	26,295
	GATX Corp.	4,000	80,920
	Genco Shipping & Trading Ltd. (b)	3,900	48,126
	Genesee & Wyoming, Inc. Class A (a)	2,950	62,688
	Greenbrier Cos., Inc.	3,200	11,712
	Horizon Lines, Inc. Class A	3,200	9,696
	Hornbeck Offshore Services, Inc. (a)	3,100	47,244
	International Shipholding Corp.	600	11,802
	K-Sea Transportation Partners LP	1,300	23,010
	Kansas City Southern (a)	9,300	118,203
	Martin Midstream Partners LP	1,500	28,155
	Navios Maritime Partners LP	1,100	9,240
	OSG America LP	2,100	17,115
	OceanFreight, Inc.	1,500	1,995
	Overseas Shipholding Group, Inc.	2,400	54,408
	Saia, Inc. (a)	1,400	16,730
	Ship Finance International Ltd.	4,000	26,240
	TBS International Ltd. (a)	2,700	19,845
	Trico Marine Services, Inc. (a)	3,400	7,140
	Westinghouse Air Brake Technologies Corp.	4,900	129,262

			900,630

Real Property - 4.2%	AMB Property Corp. (c)	14,400	207,360
	AMREP Corp. (a)	500	7,850
	Acadia Realty Trust	3,427	36,360
	Alesco Financial, Inc.	1,795	862
	Alexander’s, Inc.	300	51,114
	Alexandria Real Estate Equities, Inc. (c)	4,100	149,240
	American Capital Agency Corp.	1,500	25,665
	American Realty Investors, Inc. (a)	500	4,960
	Annaly Capital Management, Inc.	56,700	786,429
	Anthracite Capital, Inc. (e)	8,000	2,720
	Anworth Mortgage Asset Corp.	9,400	57,622
	Arbor Realty Trust, Inc.	2,800	2,016
	Associated Estates Realty Corp.	2,900	16,472
	Avatar Holdings, Inc. (a)	700	10,486

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	BRE Properties	5,235	$102,763
	BRT Realty Trust	2,000	7,100
	Big 5 Sporting Goods Corp.	3,200	18,784
	BioMed Realty Trust, Inc.	8,300	56,191
	Brandywine Realty Trust	8,914	25,405
	Brookfield Properties Corp.	20,600	118,244
	CBL & Associates Properties, Inc. (b)	6,500	15,340
	California Coastal Communities, Inc. (a)	3,200	1,984
	Camden Property Trust	5,357	115,604
	Capstead Mortgage Corp.	5,400	57,996
	Care Investment Trust, Inc.	2,700	14,742
	Cedar Shopping Centers, Inc.	5,400	9,396
	Chimera Investment Corp.	15,500	52,080
	Cogdell Spencer, Inc.	1,700	8,670
	Colonial Properties Trust	4,300	16,383
	Corporate Office Properties Trust	5,500	136,565
	Cousins Properties, Inc.	4,400	28,336
	DCT Industrial Trust, Inc.	17,500	55,475
	Developers Diversified Realty Corp.	13,300	28,329
	DiamondRock Hospitality Co.	7,200	28,872
	Digital Realty Trust, Inc.	7,100	235,578
	Douglas Emmett, Inc.	10,900	80,551
	Duke Realty Corp.	14,575	80,163
	Dupont Fabros Technology, Inc.	3,800	26,144
	Eastgroup Properties, Inc.	2,600	72,982
	Education Realty Trust, Inc.	4,000	13,960
	Entertainment Properties Trust	3,500	55,160
	Equity Lifestyle Properties, Inc.	2,400	91,440
	Equity One, Inc. (b)	3,655	44,554
	Essex Property Trust, Inc.	2,700	154,818
	Federal Realty Investment Trust	5,940	273,240
	FelCor Lodging Trust, Inc.	6,800	9,248
	First Acceptance Corp. (a)	1,327	3,211
	First Industrial Realty Trust, Inc.	5,900	14,455
	First Potomac Realty Trust	2,900	21,315
	Forest City Enterprises, Inc. Class A	6,800	24,480
	Forestar Group, Inc. (a)	2,833	21,672
	General Growth Properties, Inc.	25,900	18,389
	Getty Realty Corp.	1,900	34,865
	Gladstone Commercial Corp.	2,000	17,760
	Glimcher Realty Trust	4,900	6,860
	Grubb & Ellis Co.	4,922	3,101
	HRPT Properties Trust	21,200	67,628
	Hatteras Financial Corp.	3,300	82,467
	Healthcare Realty Trust, Inc.	6,200	92,938
	Highwoods Properties, Inc.	6,450	138,159
	Hilltop Holdings, Inc. (a)	5,680	64,752

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Home Properties, Inc.	3,700	$113,405
	Hospitality Properties Trust	9,605	115,260
	Icahn Enterprises LP	600	15,600
	Inland Real Estate Corp.	6,400	45,376
	Interval Leisure Group, Inc. (a)	3,860	20,458
	Investors Real Estate Trust	6,500	64,090
	iStar Financial, Inc. (b)	14,300	40,183
	JER Investors Trust, Inc.	96	62
	Jones Lang LaSalle, Inc.	3,500	81,410
	Kilroy Realty Corp.	3,900	67,041
	Kite Realty Group Trust	1,800	4,410
	LTC Properties, Inc.	1,500	26,310
	LTC-Amerivest Liquidating Trust (a)	4,400	0
	LaSalle Hotel Properties	5,100	29,784
	Lexington Corporate Properties Trust	6,120	14,566
	Liberty Property Trust	9,860	186,748
	LoopNet, Inc. (a)	4,000	24,320
	MFA Financial, Inc.	23,400	137,592
	The Macerich Co. (b)	7,900	49,454
	Mack-Cali Realty Corp.	6,700	132,727
	Maguire Properties, Inc. (a)	4,500	3,240
	Market Leader, Inc. (a)	1,600	2,352
	Meruelo Maddux Properties, Inc. (a)	3,400	248
	Mid-America Apartment Communities, Inc.	3,000	92,490
	Mission West Properties, Inc.	1,100	7,040
	Move, Inc. (a)	10,624	15,405
	National Health Investors, Inc.	2,100	56,427
	National Retail Properties, Inc.	8,291	131,329
	Nationwide Health Properties, Inc.	10,500	232,995
	New York Mortgage Trust, Inc.	3,300	12,309
	Newcastle Investment Corp.	5,605	3,643
	NorthStar Realty Finance Corp. (b)	6,686	15,513
	Omega Healthcare Investors, Inc.	8,300	116,864
	Orleans Homebuilders, Inc.	900	2,151
	PS Business Parks, Inc.	1,900	70,015
	Parkway Properties, Inc.	2,200	22,660
	Pennsylvania Real Estate Investment Trust (b)	4,299	15,261
	Pope Resources, Ltd. LP	300	6,075
	Post Properties, Inc.	4,600	46,644
	RAIT Investment Trust	6,600	8,052
	Ramco-Gershenson Properties Trust	2,000	12,900
	Reading International, Inc. Class A (a)	1,300	4,550
	Realty Finance Corp.	2,300	230
	Realty Income Corp. (b)	10,500	197,610
	Redwood Trust, Inc.	6,000	92,100
	Regency Centers Corp.	7,100	188,647
	SL Green Realty Corp. (b)	6,382	68,926

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Saul Centers, Inc.	1,300	$29,861
	Senior Housing Properties Trust	12,700	178,054
	Sovran Self Storage, Inc.	2,300	46,184
	The St. Joe Co. (a)(b)	9,800	164,052
	Stonemor Partners LP	1,800	20,070
	Strategic Hotel Capital, Inc.	5,400	3,726
	Stratus Properties, Inc. (a)	200	1,210
	Sun Communities, Inc.	2,600	30,758
	Sunstone Hotel Investors, Inc.	6,680	17,568
	Tanger Factory Outlet Centers, Inc.	3,600	111,096
	Taubman Centers, Inc.	5,600	95,424
	Thomas Properties Group, Inc.	2,600	3,068
	Toreador Resources Corp.	3,400	8,534
	Transcontinental Realty Investors, Inc. (a)	100	1,101
	Tree.com, Inc. (a)	643	2,971
	U-Store-It Trust	5,000	10,100
	UDR, Inc.	14,664	126,257
	Universal Health Realty Income Trust	1,300	37,999
	Urstadt Biddle Properties, Inc.	1,300	17,420
	Urstadt Biddle Properties, Inc. Class A	900	12,078
	Washington Real Estate Investment Trust	5,700	98,610
	Weingarten Realty Investors (b)	7,775	74,018
	ZipRealty, Inc. (a)	1,049	3,063

			7,694,999

Retail - 3.2%	1-800-FLOWERS.COM, Inc. Class A (a)	4,470	9,253
	99 Cents Only Stores (a)	4,866	44,962
	A.C. Moore Arts & Crafts, Inc. (a)	3,100	5,859
	Aaron Rents, Inc. (c)	5,075	135,299
	Advance Auto Parts, Inc. (c)	9,500	390,260
	Allion Healthcare, Inc. (a)	3,200	14,720
	Alloy, Inc. (a)	1,300	5,460
	American Apparel, Inc. (a)	3,100	9,052
	American Eagle Outfitters, Inc.	17,865	218,667
	AnnTaylor Stores Corp. (a)	5,875	30,550
	Arden Group, Inc. Class A	200	23,368
	Asbury Automotive Group, Inc.	5,400	23,274
	BJ’s Wholesale Club, Inc. (a)	6,100	195,139
	Barnes & Noble, Inc.	3,900	83,382
	Bidz.com, Inc. (a)(b)	700	2,814
	Bluegreen Corp. (a)	1,100	1,914
	The Bon-Ton Stores, Inc. (b)	2,600	4,550
	Books-A-Million, Inc.	1,200	5,520
	Borders Group, Inc. (a)	6,200	3,906
	Brightpoint, Inc. (a)	5,556	23,779
	Build-A-Bear Workshop, Inc. (a)	1,500	9,105
	CarMax, Inc. (a)(b)	20,100	250,044
	Casey’s General Stores, Inc.	5,300	141,298

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Casual Male Retail Group, Inc. (a)	3,100	$1,519
	The Cato Corp. Class A	2,750	50,270
	Central Garden & Pet Co. Class A (a)	5,800	43,616
	Charlotte Russe Holding, Inc. (a)	3,600	29,340
	Charming Shoppes, Inc. (a)	15,155	21,217
	Chico’s FAS, Inc. (a)	15,600	83,772
	The Children’s Place Retail Stores, Inc. (a)	2,505	54,834
	Christopher & Banks Corp.	2,238	9,153
	Coldwater Creek, Inc. (a)	7,470	18,750
	Collective Brands, Inc. (a)	6,300	61,362
	Cost Plus, Inc. (a)(b)	4,700	4,465
	DSW, Inc. Class A (a)	2,400	22,296
	dELiA*s, Inc. (a)	5,199	8,734
	Dillard’s, Inc. Class A	7,900	45,030
	Dollar Tree, Inc. (a)	9,005	401,173
	Dress Barn, Inc. (a)	5,506	67,669
	drugstore.com, Inc. (a)	3,400	3,978
	Eddie Bauer Holdings, Inc. (a)	800	344
	The Finish Line, Inc. Class A	4,747	31,425
	Flanigan’s Enterprises, Inc. (a)	200	800
	Foot Locker, Inc.	15,800	165,584
	Fred’s, Inc.	2,950	33,276
	Gander Mountain Co. (a)	1,400	4,074
	Genesco, Inc. (a)	2,300	43,309
	The Great Atlantic & Pacific Tea Co., Inc. (a)	3,720	19,753
	Gymboree Corp. (a)	3,100	66,185
	HFF, Inc. Class A (a)	2,700	5,400
	HSN, Inc. (a)	3,860	19,840
	Hanesbrands, Inc. (a)	9,300	89,001
	hhgregg, Inc. (a)	1,000	14,150
	Hillenbrand, Inc.	6,645	106,386
	Hot Topic, Inc. (a)	5,650	63,224
	IAC/InterActiveCorp. (a)	8,250	125,648
	Insight Enterprises, Inc. (a)	4,000	12,240
	Jamba, Inc. (a)	3,800	1,824
	Jo-Ann Stores, Inc. (a)	2,665	43,546
	Jones Apparel Group, Inc.	8,900	37,558
	Kirkland’s, Inc. (a)	1,100	5,368
	Lumber Liquidators, Inc. (a)	1,100	14,025
	Men’s Wearhouse, Inc.	4,300	65,102
	OfficeMax, Inc.	8,200	25,584
	Overstock.com, Inc. (a)	1,300	11,895
	PC Connection, Inc. (a)	3,000	11,400
	Pacific Sunwear of California, Inc. (a)	7,125	11,828
	The Pep Boys - Manny, Moe & Jack	4,800	21,168
	Pet DRx Corp. (a)	4,900	931

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PetSmart, Inc.	13,000	$272,480
	Pier 1 Imports, Inc. (a)	8,500	4,760
	PriceSmart, Inc.	1,950	35,120
	Rent-A-Center, Inc. (a)	6,700	129,779
	Retail Ventures, Inc. (a)	2,200	3,344
	Rite Aid Corp. (a)(b)	57,600	20,736
	Ross Stores, Inc.	13,200	473,616
	Ruddick Corp.	4,300	96,535
	Ruth’s Hospitality Group, Inc. (a)	3,400	4,114
	Saks, Inc. (a)	12,200	22,814
	Sally Beauty Co., Inc. (a)	8,470	48,110
	School Specialty, Inc. (a)	2,000	35,180
	Sharper Image Corp. (a)(b)	2,800	56
	Shoe Carnival, Inc. (a)	1,800	18,630
	Signet Jewelers Ltd.	8,800	100,760
	Stamps.com, Inc. (a)	2,650	25,705
	Stein Mart, Inc. (a)	6,000	17,340
	Systemax, Inc.	1,200	15,504
	The Talbots, Inc.	3,300	11,583
	Texas Roadhouse, Inc. Class A (a)	5,600	53,368
	Ticketmaster Entertainment (a)	3,860	14,243
	Titan Machinery, Inc. (a)	1,400	12,586
	Tractor Supply Co. (a)	3,300	118,998
	Tuesday Morning Corp. (a)	3,100	3,937
	Tween Brands, Inc. (a)	4,600	9,844
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,857	25,533
	Unifirst Corp.	1,700	47,328
	United Stationers, Inc. (a)	2,500	70,200
	Urban Outfitters, Inc. (a)	12,200	199,714
	Weis Markets, Inc.	1,200	37,248
	West Marine, Inc. (a)	1,600	8,560
	The Wet Seal, Inc. Class A (a)	9,275	31,164
	Williams-Sonoma, Inc.	9,800	98,784
	Winmark Corp. (a)	600	7,116
	Zale Corp. (a)(b)	4,200	8,190
	Zumiez, Inc. (a)	2,600	25,220

			5,718,420

Soaps & Cosmetics - 0.4%	Alberto-Culver Co.	8,970	202,812
	Bare Escentuals, Inc. (a)	6,500	26,650
	Chattem, Inc. (a)	1,800	100,890
	Church & Dwight Co., Inc.	7,000	365,610
	Elizabeth Arden, Inc. (a)	3,300	19,239
	Inter Parfums, Inc.	2,450	14,284
	Nu Skin Enterprises, Inc. Class A	4,300	45,107
	Parlux Fragrances, Inc. (a)	1,100	946
	Physicians Formula Holdings, Inc. (a)	1,000	1,960

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Revlon, Inc., Class A (a)	2,989	$7,413
	Steiner Leisure Ltd. (a)	1,200	29,292

			814,203

Steel - 0.4%	Ampco-Pittsburgh Corp.	1,000	13,260
	Carpenter Technology Corp.	4,700	66,364
	Cliffs Natural Resources, Inc.	11,600	210,656
	Cold Metal Products, Inc. (a)	1,400	0
	Friedman Industries, Inc.	600	2,970
	Gibraltar Industries, Inc.	3,400	16,048
	Northwest Pipe Co. (a)	1,200	34,164
	Olympic Steel, Inc.	1,505	22,831
	Omega Flex, Inc.	500	8,055
	Schnitzer Steel Industries, Inc. Class A	2,450	76,906
	Shiloh Industries, Inc.	400	820
	Steel Dynamics, Inc.	18,660	164,395
	Synalloy Corp.	1,300	6,825
	Universal Stainless & Alloy Products, Inc. (a)	700	6,769
	Worthington Industries, Inc.	6,500	56,615

			686,678

Telephone - 2.0%	ADC Telecommunications, Inc. (a)(c)	12,400	54,436
	ATSI Communications, Inc. (a)	75	4
	Acme Packet, Inc. (a)	4,700	28,529
	Adtran, Inc.	6,880	111,525
	Airspan Networks, Inc. (a)	7,800	1,481
	Alaska Communications Systems Group, Inc.	4,900	32,830
	Applied Signal Technology, Inc.	1,900	38,437
	Aruba Networks, Inc. (a)	5,000	15,700
	Atlantic Tele-Network, Inc.	500	9,590
	Autobytel, Inc. (a)	8,000	2,160
	Centennial Communications Corp. (a)	7,900	65,254
	Cincinnati Bell, Inc. (a)	22,800	52,440
	Clearwire Corp. Class A (a)(b)	7,200	37,080
	Consolidated Communications Holdings, Inc.	3,484	35,746
	Crown Castle International Corp. (a)	25,490	520,251
	D&E Communications, Inc.	999	5,365
	Digital Angel Corp. (a)	588	400
	Ditech Networks, Inc. (a)	2,000	2,060
	Equinix, Inc. (a)	3,515	197,367
	Extreme Networks, Inc. (a)	13,000	19,760
	FairPoint Communications, Inc.	9,600	7,488
	Fibernet Telecom Group, Inc. (a)	1	11
	FiberTower Corp. (a)	22,700	4,540
	Finisar Corp. (a)	26,135	11,499
	Fusion Telecommunications International, Inc. (a)	4,500	450
	General Communication, Inc. Class A (a)	3,400	22,712
	GeoEye, Inc. (a)	2,300	45,425

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Global Crossing Ltd. (a)	2,595	$18,165
	Globalstar, Inc. (a)	5,600	1,960
	Globecomm Systems, Inc. (a)	1,400	8,106
	HickoryTech Corp.	800	4,304
	Hughes Communications, Inc. (a)	900	10,827
	ICO Global Communications Holdings Ltd. (a)	15,100	5,285
	ID Systems, Inc. (a)	1,600	6,496
	IDT Corp. Class B (a)	1,533	1,778
	iPCS, Inc. (a)	1,900	18,449
	Ibasis, Inc. (a)	2,400	1,608
	Iowa Telecommunications Services, Inc.	4,300	49,278
	j2 Global Communications, Inc. (a)	4,600	100,694
	Leap Wireless International, Inc. (a)	5,700	198,759
	Level 3 Communications, Inc. (a)(b)	169,488	155,929
	MetroPCS Communications, Inc. (a)	25,500	435,540
	NET2000 Communications, Inc. (a)	300	0
	NII Holdings, Inc. (a)	17,700	265,500
	NTELOS Holdings Corp.	3,000	54,420
	Neutral Tandem, Inc. (a)	2,100	51,681
	Nextwave Wireless, Inc. (a)	4,100	656
	Novatel Wireless, Inc. (a)	4,686	26,335
	Occam Networks, Inc. (a)	400	1,052
	Optical Cable Corp. (a)	247	590
	PAETEC Holding Corp. (a)	20,500	29,520
	Primus Telecommunications GP (a)	29,100	375
	Purple Communications, Inc. (a)	6	17
	RCN Corp. (a)	4,500	16,650
	Shenandoah Telecom Co.	2,000	45,600
	Sonus Networks, Inc. (a)	22,000	34,540
	SureWest Communications	800	6,240
	Syniverse Holdings, Inc. (a)	7,000	110,320
	TW Telecom, Inc. (a)	15,500	135,625
	Telephone & Data Systems, Inc.	7,000	185,570
	Telephone & Data Systems, Inc. (Special Shares)	2,900	68,585
	Telular Corp. (a)	200	356
	TerreStar Corp. (a)	5,100	2,856
	Terremark Worldwide, Inc. (a)	2,700	7,263
	U.S. Cellular Corp. (a)	1,600	53,344
	USA Mobility, Inc.	3,200	29,472
	UTStarcom, Inc. (a)(b)	10,500	8,190
	Virgin Media, Inc.	29,455	141,384
	Virgin Mobile USA, Inc. (a)	5,800	7,482
	Vonage Holdings Corp. (a)(b)	11,300	4,520
	Warwick Valley Telephone Co.	1,500	16,485

			3,644,346

Tires & Rubber Goods - 0.1%	American Biltrite, Inc. (a)	200	220
	Carlisle Cos., Inc.	6,200	121,706

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cooper Tire & Rubber Co.	6,400	$25,856
	SRI/Surgical Express, Inc. (a)	1,000	1,000
	Synergetics USA, Inc. (a)	400	320

			149,102

Tobacco - 0.1%	Alliance One International, Inc. (a)	8,700	33,408
	M&F Worldwide Corp. (a)	1,600	18,736
	Schweitzer-Mauduit International, Inc.	1,600	29,536
	Universal Corp.	2,745	82,130
	Vector Group Ltd.	4,511	58,598

			222,408

Travel & Recreation - 0.8%	Aldila, Inc.	100	564
	All-American SportPark, Inc. (a)	4,038	242
	Ambassadors Group, Inc.	2,500	20,300
	Amerco, Inc. (a)	800	26,824
	American Classic Voyages Co. (a)	100	0
	Ameristar Casinos, Inc.	2,500	31,450
	Bally Technologies, Inc. (a)	5,700	104,994
	Boyd Gaming Corp.	3,700	13,801
	Brunswick Corp.	11,600	40,020
	CKX, Inc. (a)	6,000	24,600
	Callaway Golf Co.	6,800	48,824
	Cedar Fair, LP	4,900	45,521
	Choice Hotels International, Inc.	3,400	87,788
	Dick’s Sporting Goods, Inc. (a)	8,600	122,722
	Dollar Thrifty Automotive Group, Inc. (a)	2,100	2,436
	Dover Downs Gaming & Entertainment, Inc.	3,116	9,566
	Elixir Gaming Technologies, Inc. (a)	3,300	363
	Empire Resorts, Inc. (a)	5,300	4,080
	Full House Resorts, Inc. (a)	1,000	1,180
	Great Wolf Resorts, Inc. (a)	1,800	4,194
	Las Vegas Sands Corp. (a)(b)	34,300	103,243
	Life Time Fitness, Inc. (a)(b)	3,500	43,960
	Lodgian, Inc. (a)	1,100	2,310
	MGM Mirage (a)(b)	9,111	21,229
	MTR Gaming Group, Inc. (a)	2,100	1,890
	Marcus Corp.	1,500	12,750
	Marine Products Corp.	700	2,968
	Monarch Casino & Resort, Inc. (a)	1,900	9,804
	Morgans Hotel Group Co. (a)	3,800	11,818
	Multimedia Games, Inc. (a)	1,900	4,085
	Orbitz Worldwide, Inc. (a)	4,800	6,192
	Orient Express Hotels Ltd. Class A	4,000	16,400
	Pinnacle Entertainment, Inc. (a)	5,000	35,200
	Pool Corp.	5,050	67,670
	Premier Exhibitions, Inc. (a)	3,700	2,738
	Red Lion Hotels Corp. (a)	500	1,465

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Rick’s Cabaret International, Inc. (a)	900	$4,086
	Royal Caribbean Cruises Ltd. (b)	14,400	115,344
	Scientific Games Corp. Class A (a)	7,200	87,192
	Shuffle Master, Inc. (a)	7,343	21,074
	Silverleaf Resorts, Inc. (a)	6,600	4,158
	Six Flags, Inc. (a)	11,700	3,159
	Sonesta International Hotels Corp. Class A	200	1,500
	Speedway Motorsports, Inc.	1,500	17,730
	Sport Supply Group, Inc.	2,100	12,012
	Town Sports International Holdings, Inc. (a)	700	2,093
	TravelCenters of America LLC (a)	2,260	4,136
	Travelzoo, Inc. (a)	1,100	6,941
	Vail Resorts, Inc. (a)(b)	2,600	53,118
	WMS Industries, Inc. (a)	4,900	102,459

			1,368,193

Trucking & Freight - 0.7%	Arkansas Best Corp.	2,800	53,256
	BancTrust Financial Group, Inc.	1,888	11,951
	Celadon Group, Inc. (a)	1,725	9,574
	Con-way, Inc.	4,600	82,478
	Covenant Transport Group Class A (a)	2,700	5,292
	Dynamex, Inc. (a)	900	11,772
	Forward Air Corp.	3,000	48,690
	Frozen Food Express Industries, Inc.	1,900	5,700
	HUB Group, Inc. Class A (a)	4,000	68,000
	Heartland Express, Inc.	7,008	103,788
	Hythiam, Inc. (a)(b)	10,400	3,224
	J.B. Hunt Transport Services, Inc.	11,400	274,854
	Knight Transportation, Inc.	5,900	89,444
	Landstar System, Inc.	5,500	184,085
	Marten Transport Ltd. (a)	1,237	23,107
	Old Dominion Freight Line, Inc. (a)	3,162	74,275
	P.A.M. Transportation Services, Inc. (a)	400	2,196
	Pacer International, Inc.	3,900	13,650
	Quality Distribution, Inc. (a)	1,500	2,970
	TAL International Group, Inc.	1,400	10,248
	USA Truck, Inc. (a)	700	9,051
	UTI Worldwide, Inc.	8,900	106,355
	Universal Truckload Services, Inc.	900	12,906
	Wabash National Corp.	1,800	2,214
	Werner Enterprises, Inc.	5,700	86,184
	YRC Worldwide, Inc. (a)(b)	6,029	27,070

			1,322,334

	Total Common Stocks - 94.9%		172,166,086

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Warrants (f)	Shares	Value

Business Machines - 0.0%	Lantronix, Inc. (expires 2/09/11)	2	0

Energy & Utilities - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11) (g)	30	0

Motor Vehicles - 0.0%	Federal-Mogul Corp. Class A (expires 12/27/14)	249	$27

	Total Warrants - 0.0%		27

	Rights

Banks - 0.0%	German American Bancorp. (h)	661	0

Drugs & Medicine - 0.0%	Anesiva, Inc. (i)	400	0
	Ligand Pharmaceuticals, Inc. (j)	4,000	0

			0

Insurance - 0.0%	United America Indemnity (k)	2,433	1,141

	Total Rights - 0.0%		1,141

	Other Interests (l)

Drugs & Medicine - 0.0%	Tripos, Inc. Liquidating Trust	700	0

Energy & Utilities - 0.0%	PetroCorp, Inc. (Escrow Shares)	600	0

	Total Other Interests - 0.0%		0

	Total Long-Term Investments (Cost - $257,627,483) - 94.9%		172,167,254

Short-Term Securities	Shares/ Beneficial Interest (000)

BlackRock Liquidity Funds, TempCash, 0.72% (e)(m)	8,527,067	8,527,067
BlackRock Liquidity Series, LLC Money Market Series, 1.17% (e)(m)(n)	$10,487	10,486,586

Total Short-Term Securities (Cost - $19,013,653) - 10.5%		19,013,653

Total Investments (Cost - $276,641,136*) - 105.4%		191,180,907
Liabilities in Excess of Other Assets - (5.4)%		(9,746,630)

Net Assets - 100.0%		$181,434,277

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$279,264,030

Gross unrealized appreciation	$12,790,618
Gross unrealized depreciation	(100,873,741)

Net unrealized depreciation	$(88,083,123)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Depositary receipts.

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

(e)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Gain (Loss)	Income

Anthracite Capital, Inc.	$618		—		—	—
BlackRock, Inc.	$11,717		—		—	$1,638
BlackRock Liquidity Funds, TempCash	$8,527,067	**	—		—	$779
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$6,982,379	*	—	$8,029
BlackRock Liquidity Series, LLC Money Market Series	$2,155,153	**	—		—	$40,539

*	Represents net sale cost.

**	Represents net purchase cost.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Issue	Acquisition Date(s)	Cost	Value

GreenHunter Energy, Inc.	4/18/08 - 5/16/08	$—	$—

(h)	The rights may be exercised until 4/23/09.

(i)	The rights may be exercised until 4/28/09.

(j)	The rights may be exercised until 12/31/11.

(k)	The rights may be exercised until 4/06/09.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Represents the current yield as of report date.

(n)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

53	Russell 2000 Index	June 2009	$2,221,885	$11,005
139	S&P 400 Midcap Index	June 2009	$6,750,906	30,904

Total				$41,909

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$180,693,158	$41,909
Level 2	10,487,726	—
Level 3	23	—

Total	$191,180,907	$41,909

* Other financial instruments are futures. Futures are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of January 1, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(4,209)
Net purchases (sales)	—
Net transfers in/out of Level 3	4,232

Balance, as of March 31, 2009	$23

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 20, 2009